           LOGO TOUCHSTONE
                                         THE TOUCHSTONE FAMILY OF FUNDS
                                             SELECT ADVISORS PORTFOLIOS

                                                   EMERGING GROWTH LOGO
                                              INTERNATIONAL EQUITY LOGO
                                                INCOME OPPORTUNITY LOGO
                                                        VALUE PLUS LOGO
                                                   GROWTH & INCOME LOGO
                                                          BALANCED LOGO
                                                              BOND LOGO



                                                          ANNUAL REPORT
                                                      DECEMBER 31, 1998

NOTES

3
SCHEDULE OF INVESTMENTS
                                                               December 31, 1998
   EMERGING GROWTH PORTFOLIO

                                                                          VALUE
SHARES                                                                  (NOTE 1)
COMMON STOCKS -- 92.1%
         AUTOMOTIVE -- 2.1%
 3,200   Bandag, Class A                                               $   111,600
 8,000   Exide                                                             130,000
----------------------------------------------------------------------------------
                                                                           241,600
----------------------------------------------------------------------------------
         BANKING -- 2.0%
 1,900   Bank United, Class A                                               74,575
 2,900   Dime Bancorp                                                       76,669
 4,800   Golden State Bancorp*                                              79,800
----------------------------------------------------------------------------------
                                                                           231,044
----------------------------------------------------------------------------------
         BEVERAGES, FOOD & TOBACCO -- 1.8%
11,100   DiMon                                                              82,556
 6,500   Ralcorp Holdings*                                                 118,625
----------------------------------------------------------------------------------
                                                                           201,181
----------------------------------------------------------------------------------
         BUILDING MATERIALS -- 4.6%
 6,100   Calmat                                                            188,338
15,600   Dal-Tile International*                                           161,850
 2,800   Martin Marietta Materials                                         174,125
----------------------------------------------------------------------------------
                                                                           524,313
----------------------------------------------------------------------------------
         CHEMICALS -- 0.8%
11,300   Calgon Carbon                                                      84,750
----------------------------------------------------------------------------------
         COMMERCIAL SERVICES -- 13.2%
 6,000   Administaff*                                                      150,000
 7,000   Advance Paradigm*                                                 244,993
 3,600   A.C. Nielson*                                                     101,700
 6,000   Career Education*                                                 180,000
 4,200   CDI*                                                               84,788
 5,000   DeVry*                                                            153,125
10,000   FirstService*                                                     119,375
 3,800   ITT Educational Services*                                         129,200
 5,000   Stewart Enterprises                                               111,250
 5,400   Unova*                                                             97,875
 5,400   Wallace Computer Services                                         142,425
----------------------------------------------------------------------------------
                                                                         1,514,731
----------------------------------------------------------------------------------
         COMMUNICATIONS -- 4.8%
 6,800   DSP Communications*                                               104,125
 4,300   Geotel Communications*                                            160,175
 7,100   Powerwave Technologies*                                           132,238
 2,200   Tellabs*                                                          150,838
----------------------------------------------------------------------------------
                                                                           547,376
----------------------------------------------------------------------------------
         COMPUTER SOFTWARE & PROCESSING -- 6.3%
11,500   Carreker-Antinori*                                                 76,906
 8,500   CBT Group, ADR*                                                   126,438
 1,700   Earthlink Network*                                                 96,900
 2,900   Equant*                                                           196,656
 1,600   Policy Management Systems*                                         80,800

The accompanying notes are an integral part of the financial statements.

                                                                               4
Schedule of Investments continued


   EMERGING GROWTH PORTFOLIO

                                                                          VALUE
SHARES                                                                  (NOTE 1)
         COMPUTER SOFTWARE & PROCESSING Continued
   600   PRI Automation*                                               $    15,600
 2,500   Transaction Systems Architects, Class A*                          125,000
----------------------------------------------------------------------------------
                                                                           718,300
----------------------------------------------------------------------------------
         COMPUTERS & INFORMATION -- 5.6%
 2,600   EMC*                                                              221,000
 3,700   Gerber Scientific                                                  88,106
13,700   Intergraph*                                                        78,775
 2,000   Saville Systems, ADR*                                              38,000
10,800   Scitex*                                                           126,900
 2,016   Sterling Commerce*                                                 90,720
----------------------------------------------------------------------------------
                                                                           643,501
----------------------------------------------------------------------------------
         ELECTRICAL EQUIPMENT -- 0.9%
 9,100   Magnetek*                                                         105,219
----------------------------------------------------------------------------------
         ELECTRONICS -- 6.2%
10,000   Aeroflex*                                                         151,250
 7,100   Commscope*                                                        119,369
 5,900   Galileo Technology*                                               159,300
 4,000   Maxwell Technologies*                                             161,000
 4,800   Power Integrations*                                               120,300
----------------------------------------------------------------------------------
                                                                           711,219
----------------------------------------------------------------------------------
         ENTERTAINMENT & LEISURE -- 3.0%
 7,000   Cinar Films, Class B*                                             177,625
 2,900   SFX Entertainment, Class A*                                       159,138
----------------------------------------------------------------------------------
                                                                           336,763
----------------------------------------------------------------------------------
         FINANCIAL SERVICES -- 0.9%
 8,300   Life USA Holdings                                                 106,863
----------------------------------------------------------------------------------
         FOREST PRODUCTS & PAPER -- 0.9%
14,100   Unisource Worldwide                                               102,225
----------------------------------------------------------------------------------
         HEALTH CARE PROVIDERS -- 2.3%
 5,500   IDEXX Laboratories*                                               147,985
 4,200   Syncor International*                                             114,450
----------------------------------------------------------------------------------
                                                                           262,435
----------------------------------------------------------------------------------
         HEAVY CONSTRUCTION -- 0.8%
 6,800   Foster Wheeler                                                     89,675
----------------------------------------------------------------------------------
         HEAVY MACHINERY -- 0.2%
 1,600   Flowserve                                                          26,500
----------------------------------------------------------------------------------
         HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -- 1.1%
 2,000   Herman Miller                                                      53,750
 4,200   LA-Z-Boy Chair                                                     74,813
----------------------------------------------------------------------------------
                                                                           128,563
----------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

5

   EMERGING GROWTH PORTFOLIO

                                                                          VALUE
SHARES                                                                  (NOTE 1)
         INSURANCE -- 2.7%
 5,100   HCC Insurance Holdings                                        $    89,888
 2,800   HSB Group                                                         114,975
10,400   Provident American*                                               104,000
----------------------------------------------------------------------------------
                                                                           308,863
----------------------------------------------------------------------------------
         MEDIA -- BROADCASTING & PUBLISHING -- 7.6%
 6,000   American Tower Systems, Class A*                                  177,375
 7,500   Capstar Broadcasting, Class A*                                    171,563
 1,900   Central Newspapers, Class A                                       135,731
 8,300   Hollinger International                                           115,681
10,000   Information Holdings*                                             157,500
 3,600   Lee Enterprises                                                   113,400
----------------------------------------------------------------------------------
                                                                           871,250
----------------------------------------------------------------------------------
         MEDICAL SUPPLIES -- 4.2%
 5,900   Arthocare*                                                        128,325
 2,900   EG&G                                                               80,656
 4,600   Haemonetics*                                                      104,650
 5,000   OEC Medical Systems*                                              157,188
   600   Roper Industries                                                   12,225
----------------------------------------------------------------------------------
                                                                           483,044
----------------------------------------------------------------------------------
         METALS -- 0.6%
 2,300   Harsco                                                             70,006
----------------------------------------------------------------------------------
         OIL & GAS -- 1.9%
 3,700   Equitable Resources                                               107,763
 7,600   Nabors Industries*                                                103,075
----------------------------------------------------------------------------------
                                                                           210,838
----------------------------------------------------------------------------------
         PHARMACEUTICALS -- 3.7%
 4,300   Anesta*                                                           114,488
 5,300   Jean Coutu Group, Class A                                         113,783
 7,400   King Pharmaceuticals*                                             195,175
----------------------------------------------------------------------------------
                                                                           423,446
----------------------------------------------------------------------------------
         RESTAURANTS -- 1.6%
 6,100   The Cheesecake Factory*                                           180,903
----------------------------------------------------------------------------------
         RETAILERS -- 3.6%
17,500   Charming Shoppes*                                                  75,469
 3,500   Duane Reade*                                                      134,750
 3,600   Enesco Group                                                       83,700
 4,600   Guitar Center*                                                    113,275
----------------------------------------------------------------------------------
                                                                           407,194
----------------------------------------------------------------------------------
         TELEPHONE SYSTEMS -- 3.5%
 3,800   Exodus Communications*                                            244,150
 3,000   Qwest Communications International*                               150,000
----------------------------------------------------------------------------------
                                                                           394,150
----------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                               6
Schedule of Investments continued


   EMERGING GROWTH PORTFOLIO

                                                                          VALUE
SHARES                                                                  (NOTE 1)
         TEXTILES, CLOTHING & FABRICS -- 1.5%
 4,533   Albany International                                          $    85,841
10,200   Stride Rite                                                        89,250
----------------------------------------------------------------------------------
                                                                           175,091
----------------------------------------------------------------------------------
         TRANSPORTATION -- 3.7%
11,500   Fritz Companies*                                                  124,344
12,800   Halter Marine Group*                                               62,400
 3,000   Newport News Shipbuilding                                         100,313
 7,100   Yellow*                                                           135,788
----------------------------------------------------------------------------------
                                                                           422,845
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $9,511,192)                                   10,523,888
----------------------------------------------------------------------------------

UNITS
WARRANTS -- 0.1%
          BANKING -- 0.1%
 2,200    Golden State Bancorp*                                              10,038
-----------------------------------------------------------------------------------
TOTAL WARRANTS (COST $9,438)                                                 10,038
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE -- 92.2% (COST $9,520,630)(a)                 10,533,926
CASH AND OTHER ASSETS NET OF LIABILITIES -- 7.8%                            891,807
-----------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                    $11,425,733
-----------------------------------------------------------------------------------

Notes to the Schedule of Investments:

    * Non-income producing security.

  (a) The aggregate identified cost for federal income tax purposes is $9,571,229, resulting in gross unrealized appreciation and depreciation of $1,968,786 and $1,006,089, respectively, and net unrealized appreciation of $962,697.

ADR--American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

7
SCHEDULE OF INVESTMENTS
                                                               December 31, 1998

   INTERNATIONAL EQUITY PORTFOLIO

                                                                           VALUE
SHARES                                                                   (NOTE 1)
COMMON STOCKS -- 93.8%
          FINLAND -- 2.0%
  1,948   Nokia OYJ, Series A                                           $   236,864
-----------------------------------------------------------------------------------
          FRANCE -- 16.7%
  1,490   AXA                                                               215,604
  1,468   Banque National De Paris                                          120,687
    472   Canal Plus                                                        128,587
    540   Cap Gemini                                                         86,531
  2,004   Casino Guichard-Perrachon                                         208,357
    588   Vivendi                                                           152,311
    637   Dexia France                                                       97,978
    791   Groupe Danone                                                     226,091
  1,744   Rhone Poulenc                                                      89,603
  1,412   Sanofi                                                            232,065
  1,549   Suez Lyonnaise Des Eaux-Dumex                                     317,668
  1,184   Total S.A., Series B                                              119,717
-----------------------------------------------------------------------------------
                                                                          1,995,199
-----------------------------------------------------------------------------------
          GERMANY -- 7.7%
    330   Allianz Holdings                                                  121,008
  1,209   Bayerische Vereinsbank                                             94,688
  1,764   Mannesmann                                                        202,205
  2,162   Metro                                                             172,571
  4,155   RWE                                                               227,543
  1,465   Siemens                                                            94,516
-----------------------------------------------------------------------------------
                                                                            912,531
-----------------------------------------------------------------------------------
          GREAT BRITAIN -- 18.0%
  4,278   Allied Zurich*                                                     63,671
  7,270   Bank of Scotland                                                   86,537
 16,377   BG                                                                103,112
  9,101   British Petroleum                                                 135,604
 19,500   Compass Group                                                     222,888
  7,319   Dixons Group, ADR                                                 102,734
 21,551   Gallaher Group                                                    145,795
  3,573   Glaxo Wellcome                                                    122,668
 10,177   Lloyds TSB Group                                                  144,455
 21,245   National Grid Group                                               169,207
  7,988   Orange*                                                            92,630
  7,862   Prudential                                                        118,448
  6,477   Railtrack Group                                                   168,926
 10,758   SmithKline Beecham                                                150,023
  5,993   Unilever                                                           67,058
 15,120   Vodafone Group                                                    244,990
-----------------------------------------------------------------------------------
                                                                          2,138,746
-----------------------------------------------------------------------------------
          IRELAND -- 1.9%
 12,766   Allied Irish Banks                                                226,770
      1   Bank of Ireland                                                        13
-----------------------------------------------------------------------------------
                                                                            226,783
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                               8
Schedule of Investments continued

   INTERNATIONAL EQUITY PORTFOLIO

                                                                           VALUE
SHARES                                                                   (NOTE 1)
          ITALY -- 10.9%
  5,175   Assicurazione Generali                                        $   215,630
 42,051   Credito Italiano                                                  247,861
  7,430   Istituto Bancario San Paolo di Torino*                            131,092
 64,583   Olivetti*                                                         224,830
275,599   Seat Pagine Gialle*                                               258,456
 10,930   Telecom Italia Mobile                                              80,542
 21,435   Telecom Italia                                                    134,136
-----------------------------------------------------------------------------------
                                                                          1,292,547
-----------------------------------------------------------------------------------
          JAPAN -- 15.2%
    800   Acom                                                               51,294
  1,000   Asahi Breweries                                                    14,705
    600   Bank of Tokyo                                                       6,200
  2,000   Bridgestone                                                        45,306
  2,000   Canon                                                              42,657
  7,000   Casio Computer                                                     51,559
  8,000   Citizen Watch                                                      48,044
  4,000   Daiichi Pharmaceutical                                             67,438
  2,100   Familymart                                                        104,601
  2,000   Fuji                                                               74,185
  1,400   ITO Yokado                                                         97,677
  2,000   Kirin Brewery                                                      25,435
     33   Merrill Lynch (Honda Motor), CPS                                   33,541
  3,000   Minebea                                                            34,284
  9,000   Mitsubishi Heavy Industries                                        34,973
  5,000   Mitsubishi                                                         28,703
 12,000   Mitsui Chemicals                                                   41,650
     30   Morgan Stanley Deanwitter (Canon Inc), CPS*                        24,638
     25   Morgan Stanley Deanwitter (Sony Corp), CPS                         31,156
    600   Nintendo                                                           57,759
 10,000   Nippon Express                                                     56,169
 11,000   Nippon Paper Industries                                            49,934
     14   Nippon Telegraph & Telephone                                       53,908
    960   Promise                                                            49,853
  1,300   Rohm Company                                                      118,140
  3,000   Sankyo                                                             65,442
  9,000   Sekisui House                                                      94,984
    300   Sony                                                               21,805
  1,500   TDK                                                               136,845
  2,000   Terumo                                                             46,984
  2,700   Tokyo Electric Power                                               66,528
  6,000   Toppan Printing                                                    73,125
  2,000   Toyota Motor                                                       54,226
-----------------------------------------------------------------------------------
                                                                          1,803,748
-----------------------------------------------------------------------------------
          NETHERLANDS -- 5.9%
  3,240   Heineken                                                          194,848
  1,575   Koninklijke                                                        78,792
  2,189   Nutreco Holding                                                    86,209
    354   STMicroelectronics*                                                27,825
    300   STMicroelectronics, ADR*                                           23,419

The accompanying notes are an integral part of the financial statements.

9

   INTERNATIONAL EQUITY PORTFOLIO

                                                                           VALUE
SHARES                                                                   (NOTE 1)
          NETHERLANDS Continued
  1,721   Verenigde Nederlandse                                         $    64,847
  1,072   Wolters Kluwer                                                    229,233
-----------------------------------------------------------------------------------
                                                                            705,173
-----------------------------------------------------------------------------------
          PORTUGAL -- 0.5%
  1,080   Brisa-Auto Estradas de Portugal                                    63,602
-----------------------------------------------------------------------------------
          SPAIN -- 3.9%
  9,825   Argentaria                                                        254,543
  6,555   Iberdrola                                                         122,690
  1,892   Telefonica De Espana                                               84,163
-----------------------------------------------------------------------------------
                                                                            461,396
-----------------------------------------------------------------------------------
          SWEDEN -- 0.9%
  4,380   Ericsson                                                          104,045
-----------------------------------------------------------------------------------
          SWITZERLAND -- 10.2%
     67   Nestle                                                            145,642
    145   Novartis                                                          286,565
     14   Roche Holding                                                     170,585
     30   Swiss Reinsurance                                                  78,103
    456   Swisscom*                                                         190,622
    450   Union Bank of Switzerland                                         138,059
    271   Zuerich Allied                                                    200,369
-----------------------------------------------------------------------------------
                                                                          1,209,945
-----------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $9,224,611)                                    11,150,579
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE -- 93.8% (COST $9,224,611)(a)                 11,150,579
CASH AND OTHER ASSETS NET OF LIABILITIES -- 6.2%                            739,681
-----------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                    $11,890,260
-----------------------------------------------------------------------------------

Notes to the Schedule of Investments:

    * Non-income producing security.

  (a) The aggregate identified cost for federal income tax purposes is $9,343,873, resulting in gross unrealized appreciation and depreciation of $1,969,001 and $162,295, respectively, and net unrealized appreciation of $1,806,706.

ADR--American Depositary Receipt

 CPS--Currency Protected Security

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                                       10
                                                               December 31, 1998

   INCOME OPPORTUNITY PORTFOLIO

PRINCIPAL                                                       INTEREST   MATURITY      VALUE
 AMOUNT                                                           RATE       DATE      (NOTE 1)
CORPORATE BONDS -- 78.4%
            AEROSPACE & DEFENSE -- 2.4%
$250,000    Transdigm, 144A                                     10.375%    12/01/08   $   251,250
-------------------------------------------------------------------------------------------------
            BEVERAGES, FOOD & TOBACCO -- 2.2%
 300,000    Compania Alimentos Fargo, 144A                      13.25%     08/01/08       228,000
-------------------------------------------------------------------------------------------------
            CHEMICALS -- 4.9%
 200,000    Climachem                                           10.75%     12/01/07       201,000
 300,000    Trans-Resources                                     10.75%     03/15/08       296,998
-------------------------------------------------------------------------------------------------
                                                                                          497,998
-------------------------------------------------------------------------------------------------
            COMMERCIAL SERVICES -- 2.5%
 250,000    Nationsrent, 144A                                   10.375%    12/15/08       247,500
-------------------------------------------------------------------------------------------------
            COMMUNICATIONS -- 6.7%
 250,000    Dobson Wireline                                     12.25%     06/15/08       231,250
 250,000    Northeast Optic Network                             12.75%     08/15/08       245,000
 400,000    Paging Network Do Brasil, Euro-Dollar               13.50%     06/06/05       208,000
-------------------------------------------------------------------------------------------------
                                                                                          684,250
-------------------------------------------------------------------------------------------------
            COMPUTER SOFTWARE & PROCESSING -- 2.4%
 250,000    Primark, 144A                                        9.25%     12/15/08       251,250
-------------------------------------------------------------------------------------------------
            ENTERTAINMENT & LEISURE -- 4.6%
 250,000    Bell Sports, 144A                                   11.00%     08/15/08       253,750
 250,000    TVN Entertainment, 144A                             14.00%     08/01/08       220,000
-------------------------------------------------------------------------------------------------
                                                                                          473,750
-------------------------------------------------------------------------------------------------
            ENVIRONMENTAL -- 1.0%
 200,000    ATC Group Services                                  12.00%     01/15/08       102,000
-------------------------------------------------------------------------------------------------
            HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -- 5.1%
 300,000    Imperial Home Decor Group, Series B                 11.00%     03/15/08       267,000
 250,000    Salton/Maxim Housewares, 144A                       10.75%     12/15/05       251,563
-------------------------------------------------------------------------------------------------
                                                                                          518,563
-------------------------------------------------------------------------------------------------
            INDUSTRIAL -- DIVERSIFIED -- 15.7%
 250,000    Aqua Chem, 144A                                     11.25%     07/01/08       240,000
 250,000    Evenflo, 144A                                       11.75%     08/15/06       257,500
 500,000    FSW International, Yankee-Dollar+                   12.50%     11/01/06       125,000
 250,000    Generac Portable Products, 144A                     11.25%     07/01/06       252,500
 250,000    Neenah, 144A                                        11.125%    05/01/07       256,875
 250,000    Pen-Tab Industries                                  10.875%    02/01/07       221,250
 250,000    Simonds, 144A                                       10.25%     07/01/08       255,000
-------------------------------------------------------------------------------------------------
                                                                                        1,608,125
-------------------------------------------------------------------------------------------------
            MEDIA -- BROADCASTING & PUBLISHING -- 4.0%
 250,000    Perry-Judd                                          10.625%    12/15/07       262,500
 200,000    Source Media                                        12.00%     11/01/04       150,000
-------------------------------------------------------------------------------------------------
                                                                                          412,500
-------------------------------------------------------------------------------------------------
            METALS -- 7.2%
 300,000    Doe Run Resources, Series B                         11.25%     03/15/05       231,000
 250,000    Golden Northwest Aluminum, 144A                     12.00%     12/15/06       251,250

The accompanying notes are an integral part of the financial statements.

11

   INCOME OPPORTUNITY PORTFOLIO

PRINCIPAL                                                       INTEREST   MATURITY      VALUE
 AMOUNT                                                           RATE       DATE      (NOTE 1)
            METALS Continued
$500,000    Nippon Denro Ispat                                   3.00%     04/01/01   $   175,000
 500,000    NTS Steel Group Public, Euro-Dollar+                 4.00%     12/16/08        80,000
-------------------------------------------------------------------------------------------------
                                                                                          737,250
-------------------------------------------------------------------------------------------------
            OIL & GAS -- 3.4%
 250,000    Panaco                                              10.625%    10/01/04       175,000
 200,000    Parker Drilling, Series D                            9.75%     11/15/06       178,000
-------------------------------------------------------------------------------------------------
                                                                                          353,000
-------------------------------------------------------------------------------------------------
            REAL ESTATE -- 2.4%
 500,000    GS Superhighway Holdings, Yankee-Dollar             10.25%     08/15/07       250,000
-------------------------------------------------------------------------------------------------
            RETAILERS -- 1.9%
 200,000    Home Interiors & Gifts, 144A                        10.125%    06/01/08       198,000
-------------------------------------------------------------------------------------------------
            TELEPHONE SYSTEMS -- 6.9%
 300,000    AMSC Acquisition(d)                                 12.25%     04/01/08       186,000
 350,000    Conecel, Euro-Dollar                                14.00%     05/01/02       182,000
 250,000    Conecel Holdings, Euro-Dollar, 144A(d)              14.00%     10/01/00        91,250
 300,000    Tricom                                              11.375%    09/01/04       246,000
-------------------------------------------------------------------------------------------------
                                                                                          705,250
-------------------------------------------------------------------------------------------------
            TRANSPORTATION -- 5.1%
 250,000    American Commercial Lines, 144A                     10.25%     06/30/08       253,750
 300,000    Stena Line                                          10.625%    06/01/08       270,000
-------------------------------------------------------------------------------------------------
                                                                                          523,750
-------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $10,157,637)                                                8,042,436
-------------------------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS -- 16.5%
            ARGENTINA -- 2.3%
 282,000    Republic of Argentina(b)                             6.187%    03/31/05       239,700
-------------------------------------------------------------------------------------------------
            BRAZIL -- 2.8%
 294,405    Republic of Brazil, Brady Bond (Payment-in-kind)     8.00%     04/15/14       175,171
 200,000    Republic of Brazil, Brady Bond(b)                    6.125%    04/15/24       117,000
-------------------------------------------------------------------------------------------------
                                                                                          292,171
-------------------------------------------------------------------------------------------------
            BULGARIA -- 2.3%
 350,000    Government of Bulgaria, Brady Bond, IAB(b)           6.688%    07/28/11       234,500
-------------------------------------------------------------------------------------------------
            COLOMBIA -- 2.5%
 300,000    Republic of Colombia                                 8.625%    04/01/08       255,000
-------------------------------------------------------------------------------------------------
            MEXICO -- 4.3%
 300,000    Mexican Discount Bond, Series B, Brady Bond(b)       6.039%    12/31/19       243,750
 250,000    Mexico Par Series B Cumulative, Brady Bond           6.250%    12/31/19       194,688
-------------------------------------------------------------------------------------------------
                                                                                          438,438
-------------------------------------------------------------------------------------------------
            PANAMA -- 1.8%
 250,000    Panama, Brady Bond, IRB(b)(c)                        4.00%     07/17/14       186,250
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                              12
Schedule of Investments continued

   INCOME OPPORTUNITY PORTFOLIO

PRINCIPAL                                                       INTEREST   MATURITY      VALUE
 AMOUNT                                                           RATE       DATE      (NOTE 1)
            RUSSIA -- 0.5%
$200,000    Russian Federation                                   8.750%    07/24/05   $    46,250
   7,894    Russian Vnesheconombank, Brady Bond, IAN(b)          5.969%    12/15/15           854
-------------------------------------------------------------------------------------------------
                                                                                           47,104
-------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS (COST $1,796,252)                                1,693,163
-------------------------------------------------------------------------------------------------

                                                                                        VALUE
 UNITS                                                                                (NOTE 1)
WARRANTS -- 0.0%
           MEXICO -- 0.0%
 461,100   United Mexican States*                                                    $        --
------------------------------------------------------------------------------------------------
           NIGERIA -- 0.0%
     250   Central Bank of Nigeria*                                                           --
------------------------------------------------------------------------------------------------
           TELEPHONE SYSTEMS -- 0.0%
     200   Primus Telecommunications*                                                      2,500
------------------------------------------------------------------------------------------------
                                                                                           2,500
------------------------------------------------------------------------------------------------
TOTAL WARRANTS (COST $0)                                                                   2,500
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE -- 94.9% (COST $11,953,889)(a)                              9,738,099
CASH AND OTHER ASSETS NET OF LIABILITIES -- 5.1%                                         519,268
------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                                 $10,257,367
------------------------------------------------------------------------------------------------

Notes to the Schedule of Investments:

 * Non-income producing security.

 + Security currently in default of interest payment. The Portfolio is not accruing stated interest.

(a) The aggregate identified cost for federal income tax purposes is $11,954,631, resulting in gross unrealized appreciation and depreciation of $78,243 and $294,033, respectively, and net unrealized depreciation of $2,215,790.

(b) Interest rate shown reflects current rate on instrument with variable or floating rates.

(c)  Zero or step coupon bond.

(d) Security issued with detachable warrants. The current value of each warrant is zero.

144A-- Securities restricted for resale to Qualified Institutional Buyers with registration rights.

Brady Bond-- U.S. dollar denominated bonds of developing countries that were exchanged, in a restructuring, for commercial bank loans in default. The bonds are collateralized by U.S. Treasury zero-coupon bonds to ensure principal.

Euro-Dollar-- Bonds issued offshore that pay interest and principal in U.S.
             dollars.

IAB --Interest Arrears Bond

IAN--Interest Arrears Note

IRB --Interest Reduction Bond

Yankee-Dollar-- U.S. dollar denominated bonds issued by non-U.S. companies in the U.S.

The accompanying notes are an integral part of the financial statements.

13
SCHEDULE OF INVESTMENTS
                                                               December 31, 1998

   VALUE PLUS PORTFOLIO

                                                                          VALUE
SHARES                                                                  (NOTE 1)
COMMON STOCKS -- 96.6%
         AEROSPACE & DEFENSE -- 0.5%
 3,300   Allied Signal                                                 $   146,231
----------------------------------------------------------------------------------
         AUTOMOTIVE -- 0.8%
 3,500   Magna International, Class A                                      217,000
----------------------------------------------------------------------------------
         BANKING -- 7.3%
10,206   Bank One                                                          521,144
10,500   First American                                                    465,938
 6,200   Mellon Bank                                                       426,250
16,500   North Fork Bancorporation                                         394,969
 6,600   St. Paul Bancorp                                                  179,644
----------------------------------------------------------------------------------
                                                                         1,987,945
----------------------------------------------------------------------------------
         BEVERAGES, FOOD & TOBACCO -- 8.3%
 5,200   General Mills                                                     404,300
 4,500   McDonald's                                                        344,813
17,000   Pepsico                                                           695,938
12,300   Ralston-Ralston Purina Group                                      398,213
16,000   Sysco                                                             439,000
----------------------------------------------------------------------------------
                                                                         2,282,264
----------------------------------------------------------------------------------
         CHEMICALS -- 1.1%
 5,700   Du Pont (E.I.) De Nemours                                         302,456
----------------------------------------------------------------------------------
         COMPUTER SOFTWARE & PROCESSING -- 4.3%
 8,200   Ceridian*                                                         572,463
14,300   Computer Associates International                                 609,538
----------------------------------------------------------------------------------
                                                                         1,182,001
----------------------------------------------------------------------------------
         COMPUTERS & INFORMATION -- 4.8%
15,500   Compaq Computer                                                   650,031
 7,700   Sun Microsystems*                                                 659,313
----------------------------------------------------------------------------------
                                                                         1,309,344
----------------------------------------------------------------------------------
         ELECTRIC UTILITIES -- 1.1%
 6,100   CMS Energy                                                        295,469
----------------------------------------------------------------------------------
         ELECTRICAL EQUIPMENT -- 1.0%
 6,600   Thomas & Betts                                                    285,863
----------------------------------------------------------------------------------
         ELECTRONICS -- 4.4%
 7,500   Intel                                                             889,210
 4,700   Xilinx*                                                           306,088
----------------------------------------------------------------------------------
                                                                         1,195,298
----------------------------------------------------------------------------------
         FINANCIAL SERVICES -- 5.1%
 9,700   Citigroup                                                         480,150
 7,100   Federal National Mortgage Association                             525,400
 8,100   SLM Holding                                                       388,800
----------------------------------------------------------------------------------
                                                                         1,394,350
----------------------------------------------------------------------------------
         FOOD RETAILERS -- 1.1%
 8,300   American Stores                                                   306,581
----------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                              14
Schedule of Investments continued

   VALUE PLUS PORTFOLIO

                                                                          VALUE
SHARES                                                                  (NOTE 1)
         FOREST PRODUCTS & PAPER -- 4.3%
 9,400   Kimberly-Clark                                                $   512,300
11,000   Mead                                                              322,438
10,100   Tenneco                                                           344,031
----------------------------------------------------------------------------------
                                                                         1,178,769
----------------------------------------------------------------------------------
         HEALTH CARE PROVIDERS -- 3.4%
17,900   HCR Manor Care*                                                   525,813
26,600   Healthsouth*                                                      410,638
----------------------------------------------------------------------------------
                                                                           936,451
----------------------------------------------------------------------------------
         HEAVY MACHINERY -- 0.5%
 3,300   Applied Materials*                                                140,869
----------------------------------------------------------------------------------
         HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -- 5.8%
 7,500   General Electric                                                  765,469
 4,400   Johnson Controls                                                  259,600
13,500   Newell                                                            556,875
----------------------------------------------------------------------------------
                                                                         1,581,944
----------------------------------------------------------------------------------
         INSURANCE -- 5.7%
 5,000   Aetna                                                             393,125
 9,200   Equitable Companies                                               532,450
 5,000   Ohio Casualty                                                     205,625
 9,100   Reliastar Financial                                               419,738
----------------------------------------------------------------------------------
                                                                         1,550,938
----------------------------------------------------------------------------------
         MEDIA - BROADCASTING & PUBLISHING -- 0.5%
 7,500   A.H. Belo, Class A                                                149,531
----------------------------------------------------------------------------------
         MEDICAL SUPPLIES -- 1.8%
11,300   Becton Dickinson & Company                                        482,369
----------------------------------------------------------------------------------
         OFFICE EQUIPMENT -- 2.6%
 6,100   Xerox                                                             719,800
----------------------------------------------------------------------------------
         OIL & GAS -- 8.7%
 6,400   Chevron                                                           530,800
11,800   Conoco, Class A*                                                  246,325
 8,300   Mobil                                                             723,138
 5,500   Schlumberger                                                      253,688
19,800   Williams Companies                                                617,513
----------------------------------------------------------------------------------
                                                                         2,371,464
----------------------------------------------------------------------------------
         PHARMACEUTICALS -- 6.5%
10,000   Abbott Laboratories                                               490,000
 6,400   Amgen*                                                            669,200
 4,100   Merck                                                             605,519
----------------------------------------------------------------------------------
                                                                         1,764,719
----------------------------------------------------------------------------------
         RETAILERS -- 3.5%
10,800   Consolidated Stores*                                              218,025
 5,500   Federated Department Stores*                                      239,594
 6,000   Wal-Mart Stores                                                   488,625
----------------------------------------------------------------------------------
                                                                           946,244
----------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

15

   VALUE PLUS PORTFOLIO

                                                                          VALUE
SHARES                                                                  (NOTE 1)
         TELEPHONE SYSTEMS -- 11.0%
 9,600   Alltel                                                        $   574,200
 8,000   Bell Atlantic                                                     454,500
17,400   Frontier                                                          591,600
 9,500   MCI Worldcom*                                                     681,625
13,000   SBC Communications                                                697,125
----------------------------------------------------------------------------------
                                                                         2,999,050
----------------------------------------------------------------------------------
         TRANSPORTATION -- 2.5%
 5,500   Trinity Industries                                                211,750
 8,500   US Freightways                                                    247,563
13,700   Wisconsin Central Transport*                                      235,469
----------------------------------------------------------------------------------
                                                                           694,782
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $24,702,293)                                  26,421,732
----------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE -- 96.6% (COST $24,702,293)(a)               26,421,732
CASH AND OTHER ASSETS NET OF LIABILITIES -- 3.4%                           932,232
----------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                   $27,353,964
----------------------------------------------------------------------------------

Notes to the Schedule of Investments:

    * Non-income producing security.

  (a) The aggregate identified cost for federal income tax purposes is $24,702,293, resulting in gross unrealized appreciation and depreciation of $3,461,353 and $1,741,914, respectively, and net unrealized appreciation of $1,719,439.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                                      16
                                                               December 31,1998

   GROWTH & INCOME PORTFOLIO

                                                                          VALUE
SHARES                                                                  (NOTE 1)
COMMON STOCKS -- 94.7%
         AEROSPACE & DEFENSE -- 3.2%
 6,500   Lockheed Martin                                               $   550,875
 4,500   Northrop Grumman                                                  329,063
 7,800   Rockwell International                                            378,788
----------------------------------------------------------------------------------
                                                                         1,258,726
----------------------------------------------------------------------------------
         AUTOMOTIVE -- 3.4%
11,700   Ford Motor                                                        686,644
 4,700   Goodyear Tire & Rubber                                            237,056
 8,500   Meritor Automotive                                                180,094
 5,000   Paccar                                                            205,625
----------------------------------------------------------------------------------
                                                                         1,309,419
----------------------------------------------------------------------------------
         BANKING -- 10.4%
 7,909   Bank One                                                          403,853
12,900   BankAmerica                                                       775,613
 2,900   Bankers Trust                                                     247,769
 7,800   Chase Manhattan                                                   530,888
13,162   First Union                                                       800,414
12,400   Fleet Financial Group                                             554,125
11,600   Key                                                               371,200
 8,900   US Bancorp                                                        315,950
----------------------------------------------------------------------------------
                                                                         3,999,812
----------------------------------------------------------------------------------
         BEVERAGES, FOOD & TOBACCO -- 4.9%
14,900   Heinz (H. J.)                                                     843,713
12,600   Philip Morris                                                     674,100
 4,600   Unilever, ADR                                                     381,513
----------------------------------------------------------------------------------
                                                                         1,899,326
----------------------------------------------------------------------------------
         CHEMICALS -- 7.2%
 9,200   Akzo, ADR                                                         410,550
 4,000   Dow Chemical                                                      363,750
 5,600   Du Pont (E.I.) De Nemours                                         297,150
 7,200   Eastman Chemical                                                  322,200
17,500   Imperial Chemical Industries, ADR                                 611,406
28,400   Lyondell Petro Chemical                                           511,200
 5,200   Olin                                                              147,225
 8,100   Witco                                                             129,094
----------------------------------------------------------------------------------
                                                                         2,792,575
----------------------------------------------------------------------------------
         COMMERCIAL SERVICES -- 2.2%
18,000   Pacificorp                                                        379,125
12,400   Unicom                                                            478,175
----------------------------------------------------------------------------------
                                                                           857,300
----------------------------------------------------------------------------------
         COSMETICS & PERSONAL CARE -- 1.6%
14,000   Avon Products                                                     619,500
----------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

17

   GROWTH & INCOME PORTFOLIO

                                                                          VALUE
SHARES                                                                  (NOTE 1)
         ELECTRIC UTILITIES -- 4.1%
11,100   Allegheny Energy                                              $   382,950
14,700   Cinergy                                                           505,313
 5,500   Duke Energy                                                       352,344
12,700   Southern Company                                                  369,094
----------------------------------------------------------------------------------
                                                                         1,609,701
----------------------------------------------------------------------------------
         ELECTRICAL EQUIPMENT -- 1.4%
 4,500   Emerson Electric                                                  272,250
 6,400   Thomas & Betts                                                    277,200
----------------------------------------------------------------------------------
                                                                           549,450
----------------------------------------------------------------------------------
         FINANCIAL SERVICES -- 1.7%
 8,900   Federal National Mortgage Association                             658,600
----------------------------------------------------------------------------------
         FOREST PRODUCTS & PAPER -- 5.9%
 7,200   Boise Cascade                                                     223,200
10,100   Georgia-Pacific                                                   591,481
 7,700   Georgia-Pacific (Timber Group)                                    183,356
 7,500   Temple-Inland                                                     444,844
 7,200   Westvaco                                                          193,050
13,200   Weyerhauser                                                       670,725
----------------------------------------------------------------------------------
                                                                         2,306,656
----------------------------------------------------------------------------------
         HEAVY MACHINERY -- 1.2%
 3,400   Caterpillar                                                       156,400
 9,100   Parker Hannifin                                                   298,025
----------------------------------------------------------------------------------
                                                                           454,425
----------------------------------------------------------------------------------
         HOUSEHOLD PRODUCTS -- 3.4%
29,600   Corning                                                         1,332,000
----------------------------------------------------------------------------------
         INSURANCE -- 2.5%
 9,970   EXEL Limited, Class A                                             747,750
 2,900   Lincoln National                                                  237,256
----------------------------------------------------------------------------------
                                                                           985,006
----------------------------------------------------------------------------------
         METALS -- 2.4%
20,700   Allegheny Teledyne                                                423,056
21,100   Oregon Steel Mills                                                250,563
 3,300   Phelps Dodge                                                      167,888
 2,000   Reynolds Metals                                                   105,375
----------------------------------------------------------------------------------
                                                                           946,882
----------------------------------------------------------------------------------
         OFFICE EQUIPMENT -- 4.4%
14,400   Xerox                                                           1,699,194
----------------------------------------------------------------------------------
         OIL & GAS -- 8.8%
 4,259   British Petroleum, ADR                                            404,605
14,600   Conoco, Class A*                                                  304,775
 6,600   Elf Aquitaine, ADR                                                373,725
 4,500   Mobil                                                             392,063
10,800   Texaco                                                            571,050

The accompanying notes are an integral part of the financial statements.

Schedule of Investments continued                                            18

   GROWTH & INCOME PORTFOLIO

                                                                          VALUE
SHARES                                                                  (NOTE 1)
         OIL & GAS Continued
 7,100   Total S.A., ADR                                               $   353,225
20,300   Williams Companies                                                633,106
12,400   YPF Sociedad Anonima, ADR                                         346,425
----------------------------------------------------------------------------------
                                                                         3,378,974
----------------------------------------------------------------------------------
         PHARMACEUTICALS -- 6.3%
17,500   American Home Products                                            985,469
 5,900   Bristol-Myers Squibb                                              789,494
 6,900   Smithkline Beecham, ADR                                           479,550
 4,200   Zeneca Group, ADR                                                 188,475
----------------------------------------------------------------------------------
                                                                         2,442,988
----------------------------------------------------------------------------------
         RETAILERS -- 1.8%
 5,900   May Department Stores                                             356,213
 8,200   Sears, Roebuck & Company                                          348,500
----------------------------------------------------------------------------------
                                                                           704,713
----------------------------------------------------------------------------------
         TELEPHONE SYSTEMS -- 12.5%
10,600   Alltel                                                            634,013
18,200   Bell Atlantic                                                     964,600
15,400   Bellsouth                                                         768,075
15,700   Frontier                                                          533,800
12,700   GTE                                                               825,500
 9,600   Sprint                                                            807,600
13,400   Telesp Participacoes, ADR*                                        296,475
----------------------------------------------------------------------------------
                                                                         4,830,063
----------------------------------------------------------------------------------
         TRANSPORTATION -- 5.4%
15,300   Canadian Pacific                                                  288,788
16,500   CSX                                                               684,750
13,200   General Dynamics                                                  773,850
11,600   Norfolk Southern                                                  367,575
----------------------------------------------------------------------------------
                                                                         2,114,963
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $35,323,363)                                  36,750,273
----------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.6%
         COMMERCIAL SERVICES -- 0.6%
 5,000   Monsanto, ACES*                                                   245,000
----------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $204,370)                         245,000
----------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 4.0%
         REAL ESTATE -- 4.0%
 5,600   Arden Realty Group                                                129,850
 7,500   Boston Properties                                                 228,750
11,000   Equity Office Properties                                          264,000
 3,900   Equity Residential Properties Trust                               157,706

The accompanying notes are an integral part of the financial statements.

19

   GROWTH & INCOME PORTFOLIO

                                                                          VALUE
SHARES                                                                  (NOTE 1)
         REAL ESTATE Continued
 7,000   Health Care Property Investors                                $   215,250
10,400   Nationwide Health Properties                                      224,250
17,000   Prologis Trust                                                    352,750
----------------------------------------------------------------------------------
                                                                         1,572,556
----------------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $1,790,296)                    1,572,556
----------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE -- 99.3% (COST $37,318,029)(a)               38,567,829
CASH AND OTHER ASSETS NET OF LIABILITIES -- 0.7%                           259,169
----------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                   $38,826,998
----------------------------------------------------------------------------------

Notes to the Schedule of Investments:

    * Non-income producing security.

   (a) The aggregate identified cost for federal income tax purposes is $37,324,881, resulting in gross unrealized appreciation and depreciation of $4,437,494 and $3,194,546, respectively, and net unrealized appreciation of $1,242,948.

ACES--Adjustable Conversion-Rate Equity Security

 ADR-- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                                      20
                                                              December 31, 1998
   BALANCED PORTFOLIO

                                                                           VALUE
SHARES                                                                   (NOTE 1)
COMMON STOCKS -- 58.6%
          ADVERTISING -- 2.5%
  3,100   WPP Group                                                     $   191,425
-----------------------------------------------------------------------------------
          AEROSPACE & DEFENSE -- 2.6%
  1,400   Lockheed Martin                                                   118,650
  2,000   Rockwell International                                             80,375
-----------------------------------------------------------------------------------
                                                                            199,025
-----------------------------------------------------------------------------------
          AIRLINES -- 2.3%
  3,000   AMR*                                                              178,125
-----------------------------------------------------------------------------------
          AUTOMOTIVE -- 2.5%
  5,800   Lucasvarity, ADR                                                  194,300
-----------------------------------------------------------------------------------
          BEVERAGES, FOOD & TOBACCO -- 0.9%
  1,555   Diageo, ADR                                                        71,919
-----------------------------------------------------------------------------------
          CHEMICALS -- 2.8%
  4,600   Monsanto                                                          218,500
-----------------------------------------------------------------------------------
          COMPUTER SOFTWARE & PROCESSING -- 2.3%
  4,200   Computer Associates International                                 179,025
-----------------------------------------------------------------------------------
          COMPUTERS & INFORMATION -- 1.2%
  2,300   Compaq Computer                                                    96,456
-----------------------------------------------------------------------------------
          ELECTRONICS -- 4.2%
  6,800   Adaptec*                                                          119,425
  1,300   Avnet                                                              78,650
  1,200   Motorola                                                           73,275
    600   Solectron*                                                         55,763
-----------------------------------------------------------------------------------
                                                                            327,113
-----------------------------------------------------------------------------------
          ENTERTAINMENT & LEISURE -- 1.2%
  5,000   Polaroid                                                           93,438
-----------------------------------------------------------------------------------
          FINANCIAL SERVICES -- 5.8%
  3,050   Citigroup                                                         150,975
  3,900   Countrywide Credit                                                195,731
  1,700   Federal Home Loan Mortgage Corporation                            109,544
-----------------------------------------------------------------------------------
                                                                            456,250
-----------------------------------------------------------------------------------
          HEALTH CARE PROVIDERS -- 1.0%
  3,000   Tenet Healthcare*                                                  78,750
-----------------------------------------------------------------------------------
          INDUSTRIAL -- DIVERSIFIED -- 1.4%
  1,800   Armstrong World Industries                                        108,563
-----------------------------------------------------------------------------------
          INSURANCE -- 3.6%
  6,557   Conseco                                                           200,398
  2,200   Renaissancere Holdings                                             80,575
-----------------------------------------------------------------------------------
                                                                            280,973
-----------------------------------------------------------------------------------
          LODGING -- 1.3%
 23,100   Homestead Village Property*                                       103,950
-----------------------------------------------------------------------------------
          MEDIA -- BROADCASTING & PUBLISHING -- 0.8%
  2,100   Reed International, ADR                                            66,150
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

21

   BALANCED PORTFOLIO

                                                                           VALUE
SHARES                                                                   (NOTE 1)
          METALS -- 1.4%
  5,500   Allegheny Teledyne                                            $   112,406
-----------------------------------------------------------------------------------
          OIL & GAS -- 2.1%
  5,400   Anadarko Petroleum                                                166,725
-----------------------------------------------------------------------------------
          PHARMACEUTICALS -- 2.9%
  5,600   Teva Pharmaceutical Industries, ADR                               227,850
-----------------------------------------------------------------------------------
          REAL ESTATE -- 5.6%
  7,300   Oakwood Homes                                                     110,869
  4,200   Prologis Trust, REIT                                               87,150
 17,400   Security Capital Group, Class B*                                  235,988
-----------------------------------------------------------------------------------
                                                                            434,007
-----------------------------------------------------------------------------------
          TELEPHONE SYSTEMS -- 2.9%
  2,400   Sprint                                                            201,900
  1,200   Sprint PCS*                                                        27,750
-----------------------------------------------------------------------------------
                                                                            229,650
-----------------------------------------------------------------------------------
          TEXTILES, CLOTHING & FABRICS -- 2.5%
  8,100   Shaw Industries                                                   196,425
-----------------------------------------------------------------------------------
          TRANSPORTATION -- 4.8%
  7,300   Air Express International                                         158,775
  4,900   Sabre Group Holdings*                                             218,050
-----------------------------------------------------------------------------------
                                                                            376,825
-----------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $4,486,094)                                     4,587,850
-----------------------------------------------------------------------------------
PREFERRED STOCKS -- 1.8%
          ENTERTAINMENT & LEISURE -- 1.8%
  5,600   News Corporation Limited (The), ADR                               138,250
-----------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (COST $142,620)                                      138,250
-----------------------------------------------------------------------------------

PRINCIPAL                                                       INTEREST   MATURITY      VALUE
 AMOUNT                                                           RATE       DATE      (NOTE 1)
ASSET-BACKED SECURITIES -- 0.2%
$ 12,718    Merrill Lynch Mortgage Investment                    7.65%     01/15/12   $    12,692
-------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES (COST $13,011)                                               12,692
-------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 17.5%
            BANKING -- 4.7%
 150,000    Associates Corporation of North America              5.75%     11/01/03       151,071
 100,000    BB&T                                                 7.25%     06/15/07       108,481
 100,000    Chase Manhattan                                      7.25%     06/01/07       109,329
     331    Nykredit                                             6.00%     10/01/26            52
-------------------------------------------------------------------------------------------------
                                                                                          368,933
-------------------------------------------------------------------------------------------------
            BEVERAGES, FOOD & TOBACCO -- 0.7%
  60,000    Coca-Cola Femsa                                      8.95%     11/01/06        58,611
-------------------------------------------------------------------------------------------------
            COMPUTER SOFTWARE & PROCESSING -- 1.3%
 100,000    Computer Associates International                    6.375%    04/15/05        99,585
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

Schedule of Investments continued                                           22

   BALANCED PORTFOLIO

PRINCIPAL                                                       INTEREST   MATURITY      VALUE
 AMOUNT                                                           RATE       DATE      (NOTE 1)
            ELECTRIC UTILITIES -- 3.5%
$ 95,000    Financiera Energy                                    9.375%    06/15/06   $    82,223
 200,000    Tennessee Valley Authority                           5.00%     12/18/03       198,504
-------------------------------------------------------------------------------------------------
                                                                                          280,727
-------------------------------------------------------------------------------------------------
            FINANCIAL SERVICES -- 4.1%
 150,000    AT&T Capital                                         7.50%     11/15/00       152,500
 100,000    GMAC                                                 7.125%    05/01/01       103,325
  69,000    Paine Webber Group                                   7.00%     03/01/00        69,607
-------------------------------------------------------------------------------------------------
                                                                                          325,432
-------------------------------------------------------------------------------------------------
            MEDIA -- BROADCASTING & PUBLISHING -- 1.3%
 100,000    CSC Holdings                                         7.625%    07/15/18        98,060
-------------------------------------------------------------------------------------------------
            METALS -- 1.3%
 100,000    AK Steel                                             9.125%    12/15/06       104,000
-------------------------------------------------------------------------------------------------
            OIL & GAS -- 0.6%
  50,000    Petroleos Mexicanos                                  8.85%     09/15/07        44,000
-------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $1,390,395)                                                 1,379,348
-------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 7.0%
  20,000    Federal Home Loan Mortgage Corporation               6.00%     03/15/08        20,173
  45,000    Federal National Mortgage Association                6.15%     10/25/07        45,211
 200,000    Federal National Mortgage Association                6.00%     05/15/08       211,034
  94,812    Federal National Mortgage Association                6.50%     07/18/28        95,078
  40,000    General Electric Capital Mortgage Service            6.50%     11/25/23        39,598
  44,500    General Electric Capital Mortgage Service            6.50%     03/25/24        44,797
  40,000    Merrill Lynch Mortgage Investment                    7.089%    12/26/25        42,684
  50,000    Prudential Home Mortgage Securities                  6.25%     04/25/24        47,329
-------------------------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES (COST $528,921)                                          545,904
-------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 2.3%
  40,000    Baltimore Community Development Financing            8.20%     08/15/07        46,379
   5,657    Denver Colorado City & County Single Family          7.25%     12/01/10         5,841
  40,000    New York State Housing Finance Agency Service        7.50%     09/15/03        42,139
  50,000    Ohio Housing Financial Agency                        7.90%     10/01/14        51,688
  30,000    Oklahoma City Airport                                9.40%     11/01/10        36,600
-------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $166,610)                                                     182,647
-------------------------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS -- 3.0%
            BRAZIL -- 0.5%
  58,881    Republic of Brazil, Brady Bond                       8.00%     04/15/14        35,108
-------------------------------------------------------------------------------------------------
            GREAT BRITAIN -- 1.1%
  37,000    United Kingdom Treasury                              8.00%     12/07/15        87,324
     GBP
-------------------------------------------------------------------------------------------------
            SOUTH AFRICA -- 1.4%
 774,000    Republic of South Africa                            13.00%     08/31/10       111,490
     ZAR
-------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS (COST $269,977)                                    233,922
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

23

   BALANCED PORTFOLIO

PRINCIPAL                                                       INTEREST   MATURITY      VALUE
 AMOUNT                                                           RATE       DATE      (NOTE 1)
U.S. TREASURY OBLIGATIONS -- 5.2%
$275,000    U.S. Treasury Bond                                   6.25%     04/30/01   $   284,709
  15,000    U.S. Treasury Note                                   7.25%     08/15/04        16,870
  95,000    U.S. Treasury Note                                   7.00%     07/15/06       108,181
-------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $404,906)                                           409,760
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE -- 95.6%
(COST $7,402,534)(a)                                                                    7,490,373
CASH AND OTHER ASSETS NET OF LIABILITIES -- 4.4%                                          341,459
-------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                                  $ 7,831,832
-------------------------------------------------------------------------------------------------

Notes to the Schedule of Investments:

   * Non-income producing security.

  (a) The aggregate identified cost for federal income tax purposes is $7,402,534, resulting in gross unrealized appreciation and depreciation of $794,185 and $706,346, respectively, and net unrealized appreciation of $87,839.

  (b) Interest rate shown reflects current rate on instrument with variable or floating rates.

ADR--American Depositary Receipt

Brady Bond-- U.S. dollar denominated bonds of developing countries that were exchanged, in a restructuring, for commercial bank loans in default. The bonds are collateralized by U.S. Treasury zero-coupon bonds to ensure principal.

REIT--Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                                      24
                                                              December 31, 1998

   BOND PORTFOLIO

PRINCIPAL                                                         INTEREST   MATURITY      VALUE
  AMOUNT                                                            RATE       DATE      (NOTE 1)
AGENCY FOR INTERNATIONAL DEVELOPMENT BONDS -- 3.8%
             CENTRAL AMERICA -- 2.4%
$  130,000   Central America International Development, Series
             F+                                                   10.00%     12/01/11   $   159,233
   130,000   Central America International Development, Series
             G+                                                   10.00%     12/01/11       159,233
   130,000   Central America International Development, Series
             H+                                                   10.00%     12/01/11       159,233
---------------------------------------------------------------------------------------------------
                                                                                            477,699
---------------------------------------------------------------------------------------------------
             HONDURAS -- 1.4%
   100,000   Republic of Honduras International Development,
             Series D+                                            13.00%     06/01/11       156,161
   100,000   Republic of Honduras International Development,
             Series C+                                            13.00%     06/01/06       131,938
---------------------------------------------------------------------------------------------------
                                                                                            288,099
---------------------------------------------------------------------------------------------------
TOTAL AGENCY FOR INTERNATIONAL DEVELOPMENT BONDS (COST $590,000)                            765,798
---------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 7.6%
    90,565   Chase Manhattan Grantor Trust                         5.20%     02/15/02        90,610
   750,000   Chemical Credit Card Master Trust                     5.98%     09/15/08       767,963
   174,496   Navistar Financial                                    6.35%     11/15/02       175,681
   499,723   World Omni Auto Lease                                 6.18%     11/25/03       502,596
---------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES (COST $1,465,497)                                           1,536,850
---------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 35.4%
             BANKING -- 6.2%
   500,000   Bank of New York                                      8.50%     12/15/04       573,306
   225,000   Credit Suisse-London                                  7.90%     05/01/07       225,000
   350,000   First Union                                           6.55%     10/15/35       365,091
    71,396   Mercantile Safe Deposit+                             12.125%    01/02/01        71,775
---------------------------------------------------------------------------------------------------
                                                                                          1,235,172
---------------------------------------------------------------------------------------------------
             COMMUNICATIONS -- 2.6%
   500,000   Harris Corporation                                    6.65%     08/01/06       525,401
---------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES -- 7.0%
   500,000   Consumers Energy, Series B                            6.50%     06/15/18       503,690
   900,000   Southern California Edison                            7.125%    07/15/25       911,519
---------------------------------------------------------------------------------------------------
                                                                                          1,415,209
---------------------------------------------------------------------------------------------------
             ELECTRONICS -- 5.0%
 1,000,000   Raytheon                                              5.70%     11/01/03     1,000,782
---------------------------------------------------------------------------------------------------
             FINANCIAL SERVICES -- 4.0%
   750,000   Safeco Capital                                        8.072%    07/15/37       797,855
---------------------------------------------------------------------------------------------------
             FOREST PRODUCTS & PAPER -- 2.5%
   250,000   Georgia-Pacific                                       9.50%     05/15/22       285,243
   250,000   Sweetheart Cup                                        9.625%    09/01/00       225,000
---------------------------------------------------------------------------------------------------
                                                                                            510,243
---------------------------------------------------------------------------------------------------
             HEALTH CARE PROVIDERS -- 3.2%
   650,000   Columbia/HCA Health                                   6.73%     07/15/45       652,805
---------------------------------------------------------------------------------------------------
             MEDIA -- BROADCASTING & PUBLISHING -- 1.5%
   250,000   News America Holdings                                10.125%    10/15/12       297,759
---------------------------------------------------------------------------------------------------
             OIL & GAS -- 1.2%
   250,000   Husky Oil, 144A                                       8.90%     08/15/28       237,813
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

25

   BOND PORTFOLIO

PRINCIPAL                                                         INTEREST   MATURITY      VALUE
  AMOUNT                                                            RATE       DATE      (NOTE 1)
             TELEPHONE SYSTEMS -- 2.2%
$  400,000   MCI Worldcom                                          8.875%    01/15/06   $   435,751
---------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $6,958,144)                                                   7,108,790
---------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 33.1%
 1,250,000   Federal Home Loan Bank                                5.625%    03/19/01     1,265,282
   141,070   Federal Home Loan Mortgage Association                6.00%     05/01/09       141,858
   483,533   Federal Home Loan Mortgage Association                6.00%     08/01/10       485,883
    42,585   Federal Home Loan Mortgage Association                6.00%     10/01/10        42,792
 1,000,000   Federal National Mortgage Association                 5.75%     04/15/03     1,027,154
 1,249,857   Federal National Mortgage Association                 6.50%     07/01/28     1,256,888
   387,828   Government National Mortgage Association              7.00%     06/15/09       399,168
   369,325   Government National Mortgage Association              9.00%     08/15/19       396,146
   331,463   Government National Mortgage Association              6.50%     01/15/24       334,830
    91,021   Government National Mortgage Association              7.50%     12/15/27        93,837
   933,680   Government National Mortgage Association              7.00%     05/15/28       954,977
   250,764   Government National Mortgage Association              6.50%     09/15/28       253,193
---------------------------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES (COST $6,532,604)                                        6,652,008
---------------------------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS -- 5.4%
             CANADA -- 5.4%
 1,000,000   Province of Ontario                                   7.375%    01/27/03     1,082,730
---------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS (COST $1,077,440)                                  1,082,730
---------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 8.2%
   250,000   U.S. Treasury Note                                    4.75%     11/15/08       251,953
   700,000   U.S. Treasury Note                                    6.125%    11/15/27       784,000
   600,000   U.S. Treasury Note                                    5.250%    11/15/28       615,000
---------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,624,897)                                         1,650,953
---------------------------------------------------------------------------------------------------

                                                                                        VALUE
 SHARES                                                                               (NOTE 1)
PREFERRED STOCKS -- 4.9%
           ELECTRIC UTILITIES -- 2.3%
   9,600   Appalachian Power, 8.25% Cumulative                                       $   247,200
   8,700   Ohio Power, Series A, 8.16% Cumulative                                        221,850
------------------------------------------------------------------------------------------------
                                                                                         469,050
------------------------------------------------------------------------------------------------
           OIL & GAS -- 2.6%
  20,000   TransCanada Pipelines, 8.75% Cumulative                                       522,500
------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (COST $984,274)                                                   991,550
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE -- 98.4%
(COST $19,232,856) (a)                                                                19,788,679
CASH AND OTHER ASSETS NET OF LIABILITIES -- 1.6%                                         316,435
------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                                 $20,105,114
------------------------------------------------------------------------------------------------

Notes to the Schedule of Investments:

 + Restricted and Board valued security (Note 6).

(a) The aggregate identified cost for federal income tax purposes is $19,232,856, resulting in gross unrealized appreciation and depreciation of $616,681 and $60,858, respectively, and net unrealized appreciation of $555,823.

144A--Securities restricted for resale to Qualified Institutional Buyers with registration rights.

The accompanying notes are an integral part of the financial statements.

   SELECT ADVISORS PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES                                          26
                                                               December 31, 1998

                        EMERGING       INTERNATIONAL       INCOME                          GROWTH &
                         GROWTH           EQUITY         OPPORTUNITY      VALUE PLUS        INCOME         BALANCED
                        PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO(c)      PORTFOLIO      PORTFOLIO
ASSETS:
Investments, at value
  (Note 1)(a)          $10,533,926      $11,150,579      $ 9,738,099     $26,421,732      $38,567,829     $7,490,373
Cash                       704,129          718,191          234,043         993,617          496,349        291,315
Foreign currency                --               --               --              --               --          2,459(b)
Receivables for:
Investments sold           233,128               --               --              --               --         16,249
Unrealized
  appreciation on
  foreign forward
  currency contracts            --               --               --              --               --            821
Dividends                    5,602            5,395               --          30,324           89,323          2,291
Foreign tax reclaims            --           14,967               --             116            4,648             --
Interest                     2,293            1,882          321,200           2,506            1,207         35,978
Receivable from
  Investment Advisor
  (Note 7)                      --           25,906               --              --               --         12,562
--------------------------------------------------------------------------------------------------------------------
    Total assets        11,479,078       11,916,920       10,293,342      27,448,295       39,159,356      7,852,048
--------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
Investments purchased           --               --               --              --           36,912             --
Unrealized
  depreciation on
  foreign forward
  currency contracts            --               --               --              --               --          1,377
Payable to Investment
  Advisor (Note 7)          32,684               --           13,556          74,940          272,727             --
Other accrued
  expenses                  20,661           26,660           22,419          19,391           22,719         18,839
--------------------------------------------------------------------------------------------------------------------
    Total liabilities       53,345           26,660           35,975          94,331          332,358         20,216
--------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Applicable to
  investors'
  beneficial
  interests            $11,425,733      $11,890,260      $10,257,367     $27,353,964      $38,826,998     $7,831,832
--------------------------------------------------------------------------------------------------------------------
(a) Cost of
    investments        $ 9,520,630      $ 9,224,611      $11,953,889     $24,702,293      $37,318,029     $7,402,534
(b) The cost of foreign currency is $2,368.
(c) The Portfolio commenced operations on May 1, 1998.


                          BOND
                        PORTFOLIO
ASSETS:
Investments, at value
  (Note 1)(a)          $19,788,679
Cash                        96,695
Foreign currency                --
Receivables for:
Investments sold                --
Unrealized
  appreciation on
  foreign forward
  currency contracts            --
Dividends                   12,640
Foreign tax reclaims         1,094
Interest                   276,428
Receivable from
  Investment Advisor
  (Note 7)                      --
----------------------------------
    Total assets        20,175,536
----------------------------------
LIABILITIES:
Payable for:
Investments purchased           --
Unrealized
  depreciation on
  foreign forward
  currency contracts            --
Payable to Investment
  Advisor (Note 7)          49,350
Other accrued
  expenses                  21,072
----------------------------------
    Total liabilities       70,422
----------------------------------
NET ASSETS:
Applicable to
  investors'
  beneficial
  interests            $20,105,114
----------------------------------
(a) Cost of
    investments        $19,232,856
(b) The cost of foreign currency is $2,368.
(c) The Portfolio commences operations on May 1, 1998.

The accompanying notes are an integral part of the financial statements.

   SELECT ADVISORS PORTFOLIOS

27
STATEMENTS OF OPERATIONS
                                            For the Year Ended December 31, 1998

                             EMERGING    INTERNATIONAL     INCOME                      GROWTH &
                              GROWTH        EQUITY       OPPORTUNITY    VALUE PLUS      INCOME      BALANCED       BOND
                            PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO(a)   PORTFOLIO    PORTFOLIO    PORTFOLIO
INVESTMENT INCOME (NOTE 1):
  Interest                  $  29,470     $   20,841     $ 1,251,189    $   30,892    $   39,559    $199,162    $1,171,921
  Dividends (b)                77,302        150,046              --       223,865       940,130      54,824        76,347
--------------------------------------------------------------------------------------------------------------------------
         Total investment
           income             106,772        170,887       1,251,189       254,757       979,689     253,986     1,248,268
--------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees
    (Note 3)                   76,428        100,226          71,387       123,531       278,037      56,349       100,011
  Custody, administration
    and fund accounting
    fees                       72,929        155,348          77,900        54,179        86,965      72,792        68,579
  Auditing fees                17,571         18,916          19,196        13,500        20,196      16,744        18,587
  Amortization of
    organization expenses
    (Note 8)                   12,382         12,382          12,382            --        12,382      12,382        12,399
  Trustee fees (Note 3)         1,006          1,054           1,265         1,200         3,243         710         1,730
  Legal fees                      940            827           1,548         1,650         4,715       1,017         2,431
  Miscellaneous                 1,014            904             454         2,769         3,175         484         1,504
--------------------------------------------------------------------------------------------------------------------------
      Total expenses          182,270        289,657         184,132       196,829       408,713     160,478       205,241
      Reimbursement or
         waiver from
         Investment
         Advisor (Note 7)     (43,744)      (126,131)        (57,832)      (48,591)       (5,311)    (68,910)      (50,678)
--------------------------------------------------------------------------------------------------------------------------
      Net expenses            138,526        163,526         126,300       148,238       403,402      91,568       154,563
--------------------------------------------------------------------------------------------------------------------------
Net investment income
  (loss)                      (31,754)         7,361       1,124,889       106,519       576,287     162,418     1,093,705
--------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS):
  Net realized gain (loss)
    on:
    Investments               652,852        715,847      (1,067,747)     (614,534)    1,922,304     397,376       383,495
    Written Options                --             --           5,670            --            --          --            --
    Foreign currency
      transactions                 --        (37,627)             --            --            --      15,952            --
--------------------------------------------------------------------------------------------------------------------------
                              652,852        678,220      (1,062,077)     (614,534)    1,922,304     413,328       383,495
--------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
    appreciation
    (depreciation) on:
    Investments              (552,074)     1,105,174      (1,754,259)    1,719,439      (864,206)   (329,872)      108,553
    Written Options                --             --              --            --            --          --            --
    Foreign currency
      transactions                 --            905             223            --            --      (6,250)            2
--------------------------------------------------------------------------------------------------------------------------
                             (552,074)     1,106,079      (1,754,036)    1,719,439      (864,206)   (336,122)      108,555
--------------------------------------------------------------------------------------------------------------------------
Net realized and
  unrealized gain (loss):     100,778      1,784,299      (2,816,113)    1,104,905     1,058,098      77,206       492,050
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations           $  69,024     $1,791,660     $(1,691,224)   $1,211,424    $1,634,385    $239,624    $1,585,755
--------------------------------------------------------------------------------------------------------------------------
(a) The Portfolio commenced operations on
    May 1, 1998.
(b) Net of foreign tax
    withholding                    --        $19,294              --          $173        $4,497        $396            --

The accompanying notes are an integral part of the financial statements.

   SELECT ADVISORS PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS                                           28

                                                                     EMERGING GROWTH            INTERNATIONAL EQUITY
                                                                        PORTFOLIO                     PORTFOLIO
                                                               ---------------------------   ---------------------------
                                                                 FOR THE        FOR THE        FOR THE        FOR THE
                                                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                   1998           1997           1998           1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                                     (31,754)       (20,051)         7,361         10,921
  Net realized gain (loss)                                         652,852        913,915        678,220      1,010,270
  Net change in unrealized appreciation (depreciation)            (552,074)       846,170      1,106,079         77,380
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
    operations                                                      69,024      1,740,034      1,791,660      1,098,571
------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions                                                  6,080,768      2,100,799      2,921,223      1,464,035
  Withdrawals                                                   (2,324,356)      (843,327)    (1,416,086)      (540,590)
------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) FROM INVESTORS' TRANSACTIONS:          3,756,412      1,257,472      1,505,137        923,445
------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets                        3,825,436      2,997,506      3,296,797      2,022,016
NET ASSETS:
  Beginning of period                                            7,600,297      4,602,791      8,593,463      6,571,447
------------------------------------------------------------------------------------------------------------------------
  End of period                                                $11,425,733     $7,600,297    $11,890,260     $8,593,463
------------------------------------------------------------------------------------------------------------------------

(a) The Portfolio commenced operations on May 1, 1998.

The accompanying notes are an integral part of the financial statements.

   SELECT ADVISORS PORTFOLIOS

29

                                                             INCOME OPPORTUNITY          VALUE PLUS            GROWTH & INCOME
                                                                 PORTFOLIO               PORTFOLIO               PORTFOLIO
                                                        ---------------------------   ---------------   ---------------------------
                                                             FOR THE        FOR THE          FOR THE         FOR THE        FOR THE
                                                           YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)    YEAR ENDED   YEAR ENDED
                                                           DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                              1998           1997            1998             1998           1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                             1,124,889      1,154,944          106,519         576,287        171,081
  Net realized gain (loss)                                (1,062,077)       410,064         (614,534)      1,922,304      4,825,120
  Net change in unrealized appreciation (depreciation)    (1,754,036)      (742,747)       1,719,439        (864,206)      (380,944)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
    operations                                            (1,691,224)       822,261        1,211,424       1,634,385      4,615,257
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions                                            5,799,157      9,286,451       26,379,821      15,611,600      3,534,026
  Withdrawals                                             (4,547,980)    (6,560,662)        (237,281)     (5,792,500)    (1,731,931)
------------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) FROM INVESTORS' TRANSACTIONS:    1,251,177      2,725,789       26,142,540       9,819,100      1,802,095
------------------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets                   (440,047)     3,548,050       27,353,964      11,453,485      6,417,352
NET ASSETS:
  Beginning of period                                     10,697,414      7,149,364               --      27,373,513     20,956,161
------------------------------------------------------------------------------------------------------------------------------------
  End of period                                          $10,257,367    $10,697,414      $27,353,964     $38,826,998    $27,373,513
------------------------------------------------------------------------------------------------------------------------------------

                                                                  BALANCED                       BOND
                                                                 PORTFOLIO                     PORTFOLIO
                                                        ---------------------------   ---------------------------
                                                         FOR THE        FOR THE        FOR THE        FOR THE
                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             1998           1997           1998           1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                               162,418        100,544      1,093,705        958,023
  Net realized gain (loss)                                   413,328        965,160        383,495         81,483
  Net change in unrealized appreciation (depreciation)      (336,122)      (175,493)       108,555         96,828
---------------------------------------------------------------------------------------------------  --------------
  Net increase (decrease) in net assets resulting from
    operations                                               239,624        890,211      1,585,755      1,136,334
---------------------------------------------------------------------------------------------------  --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions                                            3,451,012      1,791,228      5,846,651      2,725,843
  Withdrawals                                             (1,778,505)      (791,530)    (2,589,887)    (2,127,372)
---------------------------------------------------------------------------------------------------  --------------
  NET INCREASE (DECREASE) FROM INVESTORS' TRANSACTIONS:    1,672,507        999,698      3,256,764        598,471
---------------------------------------------------------------------------------------------------  --------------
  Total increase (decrease) in net assets                  1,912,131      1,889,909      4,842,519      1,734,805
NET ASSETS:
  Beginning of period                                      5,919,701      4,029,792     15,262,595     13,527,790
---------------------------------------------------------------------------------------------------  --------------
  End of period                                           $7,831,832     $5,919,701    $20,105,114    $15,262,595
--------------------------------------------------------------------------------------------------- ---------------

   SELECT ADVISORS PORTFOLIOS

RATIOS AND SUPPLEMENTARY DATA                                                 30

                                                                              EMERGING GROWTH PORTFOLIO
                                                     ----------------------------------------------------------------------------
                                                       FOR THE        FOR THE        FOR THE        FOR THE          FOR THE
                                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)
                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                         1998           1997           1996           1995             1994
Net Assets, end of period (000's)                      $11,425         $7,600         $4,603         $3,878           $2,050
Ratios to average net assets:
  Net expenses                                            1.45%          1.55%          1.61%          1.59%            2.56%(c)
  Net investment income (loss)                           (0.33%)        (0.33%)        (0.23%)        (0.12%)           5.51%(c)
  Expenses, without waiver and reimbursement              1.91%          2.94%          2.94%          3.59%            7.35%(c)
Portfolio turnover                                          78%           101%           117%           109%             150%

                                                                             GROWTH & INCOME PORTFOLIO
                                                   ------------------------------------------------------------------------------
                                                     FOR THE        FOR THE        FOR THE         FOR THE           FOR THE
                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED     PERIOD ENDED(a)
                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,      DECEMBER 31,
                                                       1998           1997           1996            1995              1994
Net Assets, end of period (000's)                    $38,827        $27,374        $20,956         $15,576           $10,110
Ratios to average net assets:
  Net expenses                                          1.16%          1.25%          1.00%           1.23%             1.20%(c)
  Net investment income (loss)                          1.66%          0.72%          0.87%           0.91%             1.11%(c)
  Expenses, without waiver and reimbursement            1.17%          1.49%          1.34%           1.53%             1.95%(c)
Portfolio turnover                                        64%           170%            92%            102%               10%

---------------
(a)  The Portfolio commenced operations on October 3, 1994.

(b) The Portfolio commenced operations on May 1, 1998.

(c)  Ratios are annualized.

The accompanying notes are an integral part of the financial statements.

   SELECT ADVISORS PORTFOLIOS

31

                                                                        INTERNATIONAL EQUITY PORTFOLIO
                                            ---------------------------------------------------------------------------
                                               FOR THE        FOR THE        FOR THE        FOR THE          FOR THE
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)
                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                 1998           1997           1996           1995            1994
Net Assets, end of period (000's)              $11,890         $8,593         $6,571         $5,108          $4,538
Ratios to average net assets:
  Net expenses                                    1.55%          1.66%          1.67%          1.65%           3.20%(c)
  Net investment income (loss)                    0.07%          0.14%          0.35%          0.09%          (1.68%)(c)
  Expenses, without waiver and reimbursement      2.74%          4.26%          3.12%          3.87%           4.62%(c)
Portfolio turnover                                 138%           151%            86%            90%              7%

                                                                                                                   VALUE PLUS
                                            INCOME OPPORTUNITY PORTFOLIO        INCOME OPPORTUNITY PORTFOLIO       PORTFOLIO
                                     ------------------------------------------ ------------------------------   ---------------
                                        FOR THE        FOR THE        FOR THE     FOR THE          FOR THE           FOR THE
                                      YEAR ENDED     YEAR ENDED     YEAR ENDED   YEAR ENDED    PERIOD ENDED(a)   PERIOD ENDED(b)
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,      DECEMBER 31,
                                          1998           1997           1996        1995            1994              1998
Net Assets, end of period (000's)       $10,257        $10,697         $7,149      $2,581          $1,844            $27,354
Ratios to average net assets:
  Net expenses                             1.15%          1.30%          1.31%       1.42%           2.20%(c)           0.90%(c)
  Net investment income (loss)            10.24%         11.32%         11.31%      12.53%           8.09%(c)           0.65%(c)
  Expenses, without waiver and
    reimbursement                          1.68%          1.92%          2.74%       4.77%           7.48%(c)           1.20%(c)
Portfolio turnover                          283%           270%           222%       120%            144%                34%

                                                                        BALANCED PORTFOLIO
                                            ---------------------------------------------------------------------------
                                               FOR THE        FOR THE        FOR THE        FOR THE          FOR THE
                                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)
                                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                1998           1997           1996           1995            1994
 Net Assets, end of period (000's)              $7,832         $5,920         $4,030         $2,885          $1,996
 Ratios to average net assets:
   Net expenses                                   1.30%          1.50%          1.51%          1.51%           1.33%(c)
   Net investment income (loss)                   2.30%          1.99%          2.06%          2.29%           3.13%(c)
   Expenses, without waiver and reimbursement     2.28%          3.14%          3.38%          4.39%           6.48%(c)
 Portfolio turnover                                 59%           120%            88%           121%              7%

                                                                             BOND PORTFOLIO
                                            ------------------------------------------------------------------------------
                                               FOR THE        FOR THE        FOR THE          FOR THE          FOR THE
                                              YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED    PERIOD ENDED(a)
                                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                1998           1997           1996              1995            1994
Net Assets, end of period (000's)              $20,105        $15,263        $13,528         $12,627          $10,082
Ratios to average net assets:
  Net expenses                                    0.85%          0.85%          0.85%           1.02%            1.21%(c)
  Net investment income (loss)                    6.01%          6.35%          6.18%           6.66%            6.32%(c)
  Expenses, without waiver and reimbursement      1.13%          1.49%          1.32%           1.40%            1.76%(c)
Portfolio turnover                                 170%            88%            64%             78%              11%

   SELECT ADVISORS PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS                                                 32

1.  Organization and Significant Accounting Policies

Select Advisors Portfolios (the "Portfolio Trust") was organized as a New York master trust fund on February 7, 1994 and is registered under the Investment Company Act of 1940, as amended ("the Act"), as an open-end management investment company. The Portfolio Trust consists of nine subtrusts (each a "Portfolio"), each having distinct investment objectives and policies: Emerging Growth Portfolio, International Equity Portfolio, Income Opportunity Portfolio, Value Plus Portfolio, Growth & Income Portfolio, Balanced Portfolio, Bond Portfolio, Growth & Income Portfolio II and Bond Portfolio II. Growth & Income Portfolio II and Bond Portfolio II are included in a separate report.

The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting polices of the
Portfolios:

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Trustees of the Portfolio Trust. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

FOREIGN CURRENCY TRANSLATION. The accounting records of the Portfolios are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the

   SELECT ADVISORS PORTFOLIOS

33

amount of net investment income accrued and the U.S. dollar amount actually received.

The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of these securities, but are included with net realized and unrealized gain or loss on investments.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Portfolio Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

FEDERAL TAXES. Each Portfolio is treated as a partnership for federal income tax purposes. As such, each investor in each Portfolio is subject to taxation on its share of that Portfolio's ordinary income and capital gains. Therefore, no provision has been made for federal income taxes. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

WRITTEN OPTIONS. Each Portfolio may enter into written option agreements. The premium received for a written option is recorded as an asset with an equivalent liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased.

FORWARD FOREIGN CURRENCY CONTRACTS. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Portfolio Trust and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of

   SELECT ADVISORS PORTFOLIOS

                                                                              34
Notes to Financial Statements continued

forward foreign currency contracts. As of December 31, 1998, the following Portfolio had the following open forward foreign currency contracts.

                                                                                        UNREALIZED
                                         CONTRACTS TO                                  APPRECIATION/
    PORTFOLIO NAME      MATURITY DATE   DELIVER/RECEIVE   IN EXCHANGE FOR    VALUE    (DEPRECIATION)
Balanced Portfolio
Sales                      3/22/99         GBP 41,520         $69,588       $68,767       $   821
                           1/11/99        ZAR 565,020         $94,548        95,925        (1,377)
-----------------------------------------------------------------------------------------------------
                                                                                          $  (556)
-----------------------------------------------------------------------------------------------------

GBP Great British Pound
ZAR South African Rand

REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Portfolio may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Trustees of the Portfolio Trust. The Portfolio, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

SECURITY TRANSACTIONS. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2.  Risks Associated with Foreign Investments

Some of the Portfolios may invest in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

   SELECT ADVISORS PORTFOLIOS

35

3.  Transactions with Affiliates

INVESTMENT ADVISOR. The Portfolio Trust has an investment advisory agreement with Touchstone Advisors, Inc., (the "Advisor") a subsidiary of Western-Southern Life Assurance Company ("Western Southern"). Under the terms of the investment advisory agreement, each Portfolio pays an investment advisory fee that is computed daily and paid monthly. For the year ended December 31, 1998, each Portfolio incurred the following investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of the Portfolio.

                                                EMERGING    INTERNATIONAL     INCOME        VALUE     GROWTH &
                                                 GROWTH        EQUITY       OPPORTUNITY     PLUS       INCOME     BALANCED
                                                PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
                         Rate                     0.80%         0.95%          0.65%        0.75%       0.80%       0.80%


                                                  BOND
                                                PORTFOLIO
                         Rate                     0.55%

Subject to review and approval by the Board of Trustees, the Advisor may enter into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Portfolios. The Advisor pays each sub-advisor a fee for services provided using an annual rate, as specified below, that is computed daily and paid monthly based on average daily net assets. As of December 31, 1998, the following sub-advisory agreements were in place:

                         EMERGING GROWTH PORTFOLIO
                         David L. Babson & Company, Inc..............  0.50%
                         Westfield Capital Management Company........  0.45% on the first $10 million
                                                                       0.40% on the next $40 million
                                                                       0.35% thereafter
                         INTERNATIONAL EQUITY PORTFOLIO
                         Credit Suisse Asset Management..............  0.85% on the first $30 million
                                                                       0.80% on the next $20 million
                                                                       0.70% on the next $20 million
                                                                       0.60% thereafter
                         INCOME OPPORTUNITY PORTFOLIO
                         Alliance Capital Management L.P. ...........  0.40% on the first $50 million
                                                                       0.35% on the next $20 million
                                                                       0.30% on the next $20 million
                                                                       0.25% thereafter
                         VALUE PLUS PORTFOLIO
                         Fort Washington Investment Advisors,          0.45%
                           Inc. .....................................
                         GROWTH & INCOME PORTFOLIO
                         Scudder Kemper Investments..................  0.50% on the first $150 million
                                                                       0.45% thereafter
                         BALANCED PORTFOLIO
                         OpCap Advisors..............................  0.60% on the first $20 million*
                                                                       0.50% on the next $30 million*
                                                                       0.40% thereafter*
                         BOND PORTFOLIO
                         Fort Washington Investment Advisors,          0.30%
                           Inc. .....................................

* Includes assets of the Balanced Portfolio of the Portfolio Trust and the Balanced Portfolio of the Select Advisors Variable Insurance Trust (for which OpCap Advisors also acts in an investment advisory capacity).

Fort Washington Investment Advisors, Inc., is an affiliate of the Advisor.

   SELECT ADVISORS PORTFOLIOS

                                                                              36
Notes to Financial Statements continued

TRUSTEES. Each Trustee who is not an "interested person", (as defined in the Act), of the Portfolio Trust receives an aggregate of $5,000 annually plus $1,000 per meeting attended as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio Trust and from Select Advisors Trust A, Select Advisors Trust C, and Select Advisors Variable Insurance Trust, which are included in separate annual reports. For the year ended December 31, 1998 the Portfolio Trust incurred $10,208 in Trustee fees which was prorated to each Portfolio.

4.  Purchases and Sales of Investment Securities

Investment transactions (excluding purchases and sales of U.S. government agency obligations and excluding short-term investments) for the year ended December 31, 1998 were as follows:

                                         COST OF PURCHASES    PROCEEDS FROM SALES
Emerging Growth Portfolio                   $10,691,936           $ 7,007,257
International Equity Portfolio               14,851,933            13,809,291
Income Opportunity Portfolio                 31,607,506            29,586,766
Value Plus Portfolio                         33,481,621             8,164,794
Growth & Income Portfolio                    32,287,313            21,577,731
Balanced Portfolio                            4,695,744             3,020,754
Bond Portfolio                               14,043,995            13,552,940

The following Portfolios had transactions in U.S. government and U.S. government agency obligations:

                                         COST OF PURCHASES    PROCEEDS FROM SALES
Balanced Portfolio                          $   894,954           $   986,048
Bond Portfolio                               19,591,726            15,737,318

5.  Written Options

The Income Opportunity Portfolio's activity in written options during year ended December 31, 1998 was as follows:

                                                PRINCIPAL AMOUNT
                                                  OF CONTRACTS
                                                (000'S OMITTED)     PREMIUMS
Options Outstanding at December 31, 1997                --          $    --
  Options Written                                      450            5,670
  Options Canceled in Closing Transactions            (450)              --
----------------------------------------------------------------------------
Options Outstanding at December 31, 1998                --          $ 5,670

6.  Restricted Securities

Restricted securities may be difficult to dispose of and involve time consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of December 31, 1998, Bond Portfolio held restricted securities valued by

   SELECT ADVISORS PORTFOLIOS

37

the trustees of the Portfolio Trust at $837,573, representing 4.2% of net assets. Acquisition date and cost of each are as follows:

                                                                         ACQUISITION DATE      COST
                         Mercantile Safe Deposit                             3/28/85         $ 71,378
                         Central America, Series F                            8/1/86          130,000
                         Central America, Series G                            8/1/86          130,000
                         Central America, Series H                            8/1/86          130,000
                         Republic of Honduras, Series C                       5/1/88          100,000
                         Republic of Honduras, Series D                       5/1/88          100,000

Bond Portfolio received these securities from Western-Southern on October 4, 1994, in exchange for a proportionate interest in the Portfolio.

7.  Expense Reimbursements

For the year ended December 31, 1998, the Advisor has voluntarily agreed to reimburse each Portfolio the following amounts:

                                                                                        AMOUNT OF
                                                                                      REIMBURSEMENT
                         Emerging Growth Portfolio                                      $ 43,744
                         International Equity Portfolio                                  126,131
                         Income Opportunity Portfolio                                     57,832
                         Value Plus Portfolio                                             48,591
                         Growth & Income Portfolio                                         5,311
                         Balanced Portfolio                                               68,910
                         Bond Portfolio                                                   50,678

8.  Subsequent Event

Select Advisors Portfolios was originally organized as part of a two-tiered, master/feeder mutual fund complex known as a Hub and Spoke(R) structure. Under the Hub and Spoke structure, each series of Select Advisors Trust A (each, a "Trust A Fund") and each series of Select Advisors Trust C (each, a "Trust C Fund") invested all of its investable assets in a corresponding series of Select Advisors Portfolios (each, a "Hub"). Effective immediately after the close of business on December 31, 1998, each Trust A Fund and each Trust C Fund withdrew its assets (net of liabilities) from the corresponding Hub. Select Advisors Trust A ("Trust A") and Select Advisors Trust C ("Trust C") then consummated a series of transactions (the "Reorganization") in which each Trust A Fund acquired all of the assets (net of liabilities) of the corresponding Trust C Fund in exchange for Class C shares of such Trust A Fund. Class C shares received by each Trust C Fund were distributed pro rata to the shareholders of that Trust C Fund. In addition, where applicable, The Western and Southern Life Insurance Company Separate Account A ("SAA") withdrew its assets from each Hub in which it invested and reinvested such assets in Class Y shares of the corresponding Trust A Fund. The withdrawals from each Hub were effected as redemptions in-kind where the ownership of the Hub net assets before the redemption, was transferred to each Trust A, each Trust C Fund and SAA on a pro-rata basis.

   SELECT ADVISORS PORTFOLIOS

                                                                              38
Notes to Financial Statements continued

Immediately after and as a result of the Reorganization, all of the portfolio securities previously held in each Hub were held in the corresponding Trust A Fund in a multi-class structure and were owned on an undivided basis by holders of each Trust A Fund's Class A shares, Class C shares and, if applicable, Class Y shares. The investment objective and policies of each Trust A Fund is identical to its investment objective and policies and those of the corresponding Trust C Fund before the Reorganization. However, each Trust A Fund attempts to achieve its objective by retaining an investment advisor and sub-advisor to manage its assets directly, rather than investing its assets in the corresponding Hub.

All expenses associated with the Reorganization will be paid by Touchstone Advisors, Inc. (the "Advisor") or one of its affiliates. The deferred organization costs of each Hub have been fully expensed during the year ended December 31, 1998 in anticipation of the Reorganization. The Advisor has agreed to reimburse each Hub and Select Advisors Portfolios will be dissolved and terminated as soon as practicable.

REPORT OF INDEPENDENT ACCOUNTANTS
39

   REPORT OF INDEPENDENT ACCOUNTANTS

To Investors and Trustees of
the Select Advisors Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and ratios and supplementary data present fairly, in all material respects, the financial position of the Emerging Growth Portfolio, International Equity Portfolio, Income Opportunity Portfolio, Value Plus Portfolio, Growth & Income Portfolio, Balanced Portfolio and Bond Portfolio, (the "Funds") at December 31, 1998, the results of their operations, the changes in their net assets and their ratios and supplementary data for the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and ratios and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 1999

NOTES                                                                         40

                                                                            LOGO
                                                                            LOGO

                                      TOUCHSTONE ADVISOR VARIABLE ANNUITY
                                        GROWTH & INCOME PORTFOLIO II LOGO
                                                   BOND PORTFOLIO II LOGO
                                               SELECT ADVISORS PORTFOLIOS

                                                            ANNUAL REPORT
                                                        DECEMBER 31, 1998

NOTES

3
SCHEDULE OF INVESTMENTS
                                                               December 31, 1998

   GROWTH & INCOME PORTFOLIO II

                                                                          VALUE
SHARES                                                                  (NOTE 1)
COMMON STOCKS -- 93.4%
         AEROSPACE & DEFENSE -- 3.3%
12,500   Lockheed Martin                                               $ 1,059,375
 8,500   Northrop Grumman                                                  621,563
16,700   Rockwell International                                            810,994
----------------------------------------------------------------------------------
                                                                         2,491,932
----------------------------------------------------------------------------------
         AUTOMOTIVE -- 3.7%
26,400   Ford Motor                                                      1,549,350
 9,000   Goodyear Tire & Rubber                                            453,938
15,966   Meritor Automotive                                                338,280
10,000   Paccar                                                            411,250
----------------------------------------------------------------------------------
                                                                         2,752,818
----------------------------------------------------------------------------------
         BANKING -- 10.0%
14,324   Bank One                                                          731,419
24,800   BankAmerica                                                     1,491,100
 6,900   Bankers Trust                                                     589,519
14,200   Chase Manhattan                                                   966,488
23,746   First Union                                                     1,444,054
23,200   Fleet Financial Group                                           1,036,750
20,800   Key                                                               665,600
16,200   US Bancorp                                                        575,100
----------------------------------------------------------------------------------
                                                                         7,500,030
----------------------------------------------------------------------------------
         BEVERAGES, FOOD & TOBACCO -- 5.2%
29,700   Heinz (H.J.)                                                    1,681,763
27,700   Philip Morris                                                   1,481,950
 8,300   Unilever, ADR                                                     688,381
----------------------------------------------------------------------------------
                                                                         3,852,094
----------------------------------------------------------------------------------
         CHEMICALS -- 7.1%
16,700   Akzo, ADR                                                         745,238
 7,300   Dow Chemical                                                      663,844
10,100   Du Pont (E.I.) De Nemours                                         535,931
12,600   Eastman Chemical                                                  563,850
35,300   Imperial Chemical Industries, ADR                               1,233,294
54,600   Lyondell Petro Chemical                                           982,800
10,400   Olin                                                              294,450
16,100   Witco                                                             256,594
----------------------------------------------------------------------------------
                                                                         5,276,001
----------------------------------------------------------------------------------
         COMMERCIAL SERVICES -- 2.1%
27,900   Pacificorp                                                        587,644
24,700   Unicom                                                            952,494
----------------------------------------------------------------------------------
                                                                         1,540,138
----------------------------------------------------------------------------------
         COSMETICS & PERSONAL CARE -- 1.7%
29,000   Avon Products                                                   1,283,250
----------------------------------------------------------------------------------
         ELECTRIC UTILITIES -- 3.8%
20,500   Allegheny Energy                                                  707,250
25,000   Cinergy                                                           859,375
 9,900   Duke Energy                                                       634,219
22,900   Southern Company                                                  665,531
----------------------------------------------------------------------------------
                                                                         2,866,375
----------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                               4
Schedule of Investments continued

   GROWTH & INCOME PORTFOLIO II

                                                                          VALUE
SHARES                                                                  (NOTE 1)
         ELECTRICAL EQUIPMENT -- 1.4%
 8,600   Emerson Electric                                              $   520,300
12,100   Thomas & Betts                                                    524,081
----------------------------------------------------------------------------------
                                                                         1,044,381
----------------------------------------------------------------------------------
         FINANCIAL SERVICES -- 1.7%
17,000   Federal National Mortgage Association                           1,258,000
----------------------------------------------------------------------------------
         FOREST PRODUCTS & PAPER -- 5.5%
12,800   Boise Cascade                                                     396,800
18,400   Georgia-Pacific                                                 1,077,550
13,900   Georgia-Pacific (Timber Group)                                    330,994
13,200   Temple-Inland                                                     782,925
11,700   Westvaco                                                          313,706
23,700   Weyerhauser                                                     1,204,256
----------------------------------------------------------------------------------
                                                                         4,106,231
----------------------------------------------------------------------------------
         HEAVY MACHINERY -- 1.1%
 5,500   Caterpillar                                                       253,000
16,300   Parker Hannifin                                                   533,825
----------------------------------------------------------------------------------
                                                                           786,825
----------------------------------------------------------------------------------
         HOUSEHOLD PRODUCTS -- 3.4%
56,900   Corning                                                         2,560,500
----------------------------------------------------------------------------------
         INSURANCE -- 2.5%
19,531   EXEL Limited, Class A                                           1,464,825
 5,200   Lincoln National                                                  425,425
----------------------------------------------------------------------------------
                                                                         1,890,250
----------------------------------------------------------------------------------
         METALS -- 2.3%
37,900   Allegheny Teledyne                                                774,581
38,100   Oregon Steel Mills                                                452,438
 6,000   Phelps Dodge                                                      305,250
 4,000   Reynolds Metals                                                   210,750
----------------------------------------------------------------------------------
                                                                         1,743,019
----------------------------------------------------------------------------------
         OFFICE EQUIPMENT -- 4.4%
27,600   Xerox                                                           3,256,791
----------------------------------------------------------------------------------
         OIL & GAS -- 8.4%
 8,198   British Petroleum, ADR                                            778,810
26,600   Conoco, Class A*                                                  555,275
12,700   Elf Aquitaine, ADR                                                719,138
 8,500   Mobil                                                             740,563
18,700   Texaco                                                            988,763
13,700   Total S.A., ADR                                                   681,575
37,000   Williams Companies                                              1,153,938
23,000   YPF Sociedad Anonima, ADR                                         642,563
----------------------------------------------------------------------------------
                                                                         6,260,625
----------------------------------------------------------------------------------
         PHARMACEUTICALS -- 6.3%
35,100   American Home Products                                          1,976,569
11,800   Bristol-Myers Squibb                                            1,578,988
11,900   Smithkline Beecham, ADR                                           827,050
 8,100   Zeneca Group, ADR                                                 363,488
----------------------------------------------------------------------------------
                                                                         4,746,095
----------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

5

   GROWTH & INCOME PORTFOLIO II

                                                                          VALUE
SHARES                                                                  (NOTE 1)
         RETAILERS -- 1.9%
12,600   May Department Stores                                         $   760,725
14,900   Sears, Roebuck & Company                                          633,250
----------------------------------------------------------------------------------
                                                                         1,393,975
----------------------------------------------------------------------------------
         TELEPHONE SYSTEMS -- 12.3%
21,100   Alltel                                                          1,262,044
37,400   Bell Atlantic                                                   1,982,200
27,800   Bellsouth                                                       1,386,525
32,600   Frontier                                                        1,108,400
22,200   GTE                                                             1,443,000
17,200   Sprint                                                          1,446,950
25,800   Telesp Participacoes, ADR*                                        570,825
----------------------------------------------------------------------------------
                                                                         9,199,944
----------------------------------------------------------------------------------
         TRANSPORTATION -- 5.3%
27,800   Canadian Pacific                                                  524,725
31,300   CSX                                                             1,298,950
25,000   General Dynamics                                                1,465,625
21,200   Norfolk Southern                                                  671,775
----------------------------------------------------------------------------------
                                                                         3,961,075
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $66,393,317)                                  69,770,349
----------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.6%
         COMMERCIAL SERVICES -- 0.6%
 9,700   Monsanto, ACES*                                                   475,300
----------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $396,174)                         475,300
----------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 3.9%
         REAL ESTATE -- 3.9%
10,000   Arden Realty Group                                                231,875
13,200   Boston Properties                                                 402,600
19,900   Equity Office Properties                                          477,600
 9,000   Equity Residential Properties Trust                               363,938
12,800   Health Care Property Investors                                    393,600
17,500   Nationwide Health Properties                                      377,344
30,700   Prologis Trust                                                    637,025
----------------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $3,254,902)                    2,883,982
----------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE -- 97.9% (COST $70,044,393)(a)               73,129,631
CASH AND OTHER ASSETS NET OF LIABILITIES -- 2.1%                         1,531,150
----------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                   $74,660,781
----------------------------------------------------------------------------------

Notes to the Schedule of Investments:

       * Non-income producing security.

     (a) The aggregate identified cost for federal income tax purposes is $70,073,919, resulting in gross unrealized appreciation and depreciation of $8,583,241 and $5,527,529, respectively, and net unrealized appreciation of $3,055,712.

ACES -- Adjustable Conversion-Rate Equity Security

 ADR -- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                                        6
                                                               December 31, 1998

   BOND PORTFOLIO II

PRINCIPAL                                                         INTEREST   MATURITY      VALUE
  AMOUNT                                                            RATE       DATE      (NOTE 1)
AGENCY FOR INTERNATIONAL DEVELOPMENT BONDS -- 1.9%
             CENTRAL AMERICA -- 1.2%
$  130,000   Central America International Development, Series
             F+                                                   10.00%     12/01/11   $   159,233
   130,000   Central America International Development, Series
             G+                                                   10.00%     12/01/11       159,233
   130,000   Central America International Development, Series
             H+                                                   10.00%     12/01/11       159,233
---------------------------------------------------------------------------------------------------
                                                                                            477,699
---------------------------------------------------------------------------------------------------
             HONDURAS -- 0.7%
   100,000   Republic of Honduras International Development,
             Series D+                                            13.00%     06/01/11       156,161
   100,000   Republic of Honduras International Development,
             Series C+                                            13.00%     06/01/06       131,938
---------------------------------------------------------------------------------------------------
                                                                                            288,099
---------------------------------------------------------------------------------------------------
TOTAL AGENCY FOR INTERNATIONAL DEVELOPMENT BONDS (COST $590,000)                            765,798
---------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 3.7%
    90,565   Chase Manhattan Grantor Trust                         5.20%     02/15/02        90,610
   900,000   Chemical Credit Card Master Trust                     5.98%     09/15/08       921,555
   174,496   Navistar Financial                                    6.35%     11/15/02       175,681
   249,861   World Omni Auto Lease                                 6.18%     11/25/03       251,298
---------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES (COST $1,356,859)                                           1,439,144
---------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 34.0%
             AUTOMOTIVE -- 0.5%
   200,000   Ford Motor                                            6.75%     05/15/05       210,392
---------------------------------------------------------------------------------------------------
             BANKING -- 3.9%
   500,000   Bank of New York                                      8.50%     12/15/04       573,306
   500,000   Credit Suisse London                                  7.90%     05/01/07       500,000
   350,000   First Union                                           6.55%     10/15/35       365,091
    71,396   Mercantile Safe Deposit+                             12.125%    01/02/01        71,775
---------------------------------------------------------------------------------------------------
                                                                                          1,510,172
---------------------------------------------------------------------------------------------------
             COMMUNICATIONS -- 1.4%
   500,000   Harris Corporation                                    6.65%     08/01/06       525,401
---------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES -- 10.9%
 1,000,000   Consumers Energy, Series B                            6.50%     06/15/18     1,007,380
 1,000,000   PSE&G Capital                                         6.74%     10/23/01     1,022,029
 1,100,000   Southern California Edison                            7.125%    07/15/25     1,114,079
 1,000,000   Tennessee Valley Authority, Series G                  5.375%    11/13/08     1,003,790
---------------------------------------------------------------------------------------------------
                                                                                          4,147,278
---------------------------------------------------------------------------------------------------
             ELECTRONICS -- 2.6%
 1,000,000   Raytheon                                              5.70%     11/01/03     1,000,782
---------------------------------------------------------------------------------------------------
             FINANCIAL SERVICES -- 2.8%
 1,000,000   Safeco Capital                                        8.072%    07/15/37     1,063,806
---------------------------------------------------------------------------------------------------
             FOREST PRODUCTS & PAPER -- 1.6%
   250,000   Georgia-Pacific                                       9.50%     05/15/22       285,243
   350,000   Sweetheart Cup                                        9.625%    09/01/00       315,000
---------------------------------------------------------------------------------------------------
                                                                                            600,243
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

7

   BOND PORTFOLIO II

PRINCIPAL                                                         INTEREST   MATURITY      VALUE
  AMOUNT                                                            RATE       DATE      (NOTE 1)
             HEALTH CARE PROVIDERS -- 2.2%
$  850,000   Columbia/HCA Health                                   6.73%     07/15/45   $   853,669
---------------------------------------------------------------------------------------------------
             MEDIA -- BROADCASTING & PUBLISHING -- 2.1%
   500,000   Cox Communications                                    6.375%    06/15/00       507,380
   250,000   News America Holdings                                10.125%    10/15/12       297,759
---------------------------------------------------------------------------------------------------
                                                                                            805,139
---------------------------------------------------------------------------------------------------
             OIL & GAS -- 1.9%
   750,000   Husky Oil, 144A                                       8.90%     08/15/28       713,438
---------------------------------------------------------------------------------------------------
             RETAILERS -- 1.3%
   500,000   Wal-Mart Stores                                       5.85%     06/01/00       505,324
---------------------------------------------------------------------------------------------------
             TELEPHONE SYSTEMS -- 2.8%
 1,000,000   MCI Worldcom                                          8.875%    01/15/06     1,089,377
---------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $12,834,037)                                                 13,025,021
---------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 35.5%
   330,760   Federal Government Loan Mortgage Corporation          7.00%     10/01/25       337,603
   337,104   Federal Government Loan Mortgage Corporation          7.00%     12/01/25       344,078
 1,000,000   Federal Home Loan Bank                                5.625%    03/19/01     1,012,226
 1,250,000   Federal National Mortgage Association                 5.75%     04/15/03     1,283,943
   500,000   Federal National Mortgage Association                 5.75%     02/15/08       518,079
 2,999,749   Federal National Mortgage Association                 6.50%     07/01/28     3,016,619
   428,713   Government National Mortgage Association              7.00%     02/15/09       441,249
     4,829   Government National Mortgage Association              7.50%     07/15/23         4,978
   476,093   Government National Mortgage Association              7.50%     12/15/25       490,823
   800,987   Government National Mortgage Association              7.50%     12/15/27       825,770
 1,400,520   Government National Mortgage Association              7.00%     05/15/28     1,432,466
   481,507   Government National Mortgage Association              7.00%     07/15/28       492,490
   492,438   Government National Mortgage Association              7.00%     07/15/28       503,670
 2,006,108   Government National Mortgage Association              6.50%     09/15/28     2,025,548
   920,000   Housing Securities                                    6.75%     09/25/08       884,488
---------------------------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES (COST $13,527,136)                                      13,614,030
---------------------------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS -- 2.8%
             CANADA -- 2.8%
 1,000,000   Province of Ontario                                   7.375%    01/27/03     1,082,730
---------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS (COST $1,077,440)                                  1,082,730
---------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 10.5%
 1,000,000   U.S. Treasury Bond                                    6.375%    08/15/27     1,150,000
 1,000,000   U.S. Treasury Note                                    4.75%     11/15/08     1,007,813
   500,000   U.S. Treasury Note                                    6.125%    11/15/27       560,000
 1,300,000   U.S. Treasury Note                                    5.25%     11/15/28     1,332,500
---------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $3,906,122)                                         4,050,313
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                               8
Schedule of Investments continued


   BOND PORTFOLIO II

                                                                                           VALUE
  SHARES                                                                                 (NOTE 1)
PREFERRED STOCKS -- 4.9%
             ELECTRIC UTILITIES -- 2.9%
     9,300   Appalachian Power, 8.25% Cumulative                                        $   239,475
    16,800   Columbus Southern Power, 8.375% Cumulative                                     432,600
    17,500   Virginia Power Capital, 8.05% Cumulative                                       447,344
---------------------------------------------------------------------------------------------------
                                                                                          1,119,419
---------------------------------------------------------------------------------------------------
             OIL & GAS -- 2.0%
    29,900   Transcanada Pipelines, 8.75% Cumulative                                        781,138
---------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (COST $1,888,618)                                                  1,900,557
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE -- 93.3%
(COST $35,180,212)(a)                                                                    35,877,593
CASH AND OTHER ASSETS NET OF LIABILITIES -- 6.7%                                          2,573,245
---------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                                    $38,450,838
---------------------------------------------------------------------------------------------------

Notes to the Schedule of Investments:

 + Restricted and Board valued security (Note 6).

 (a) The aggregate identified cost for federal income tax purposes is $35,196,462, resulting in gross unrealized appreciation and depreciation of $854,965 and $173,834, respectively, and net unrealized appreciation of $681,131.

144A -- Securities restricted for resale to Qualified Institutional Buyers with registration rights.

The accompanying notes are an integral part of the financial statements.

   SELECT ADVISORS PORTFOLIOS

9
STATEMENTS OF ASSETS AND LIABILITIES
                                                               December 31, 1998

                                                                GROWTH &
                                                                 INCOME             BOND
                                                              PORTFOLIO II      PORTFOLIO II
ASSETS:
Investments, at value (Note 1)(a)                             $73,129,631       $35,877,593
Cash                                                            1,746,965         2,201,113
Receivables for:
  Dividends                                                       169,747            21,068
  Interest                                                          6,365           436,820
  Foreign tax reclaims                                                929             1,635
--------------------------------------------------------------------------------------------
     Total assets                                              75,053,637        38,538,229
--------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                  56,355                --
Payable to Sponsor (Note 3)                                       299,788            57,000
Other accrued expenses                                             36,713            30,391
--------------------------------------------------------------------------------------------
     Total liabilities                                            392,856            87,391
--------------------------------------------------------------------------------------------
NET ASSETS:
Applicable to investors' beneficial interests                 $74,660,781       $38,450,838
--------------------------------------------------------------------------------------------
(a) Cost of investments                                       $70,044,393       $35,180,212

The accompanying notes are an integral part of the financial statements.

   SELECT ADVISORS PORTFOLIOS

STATEMENTS OF OPERATIONS                                                      10
                                           For the Years Ended December 31, 1998

                                                                GROWTH &
                                                                 INCOME           BOND
                                                              PORTFOLIO II    PORTFOLIO II
INVESTMENT INCOME (NOTE 1):
  Interest                                                     $   76,442      $1,991,899
  Dividends (a)                                                 1,686,187         121,696
------------------------------------------------------------------------------------------
          Total investment income                               1,762,629       2,113,595
------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)                               504,873         173,524
  Custody, administration and fund accounting fees                177,066         133,505
  Sponsor fees (Note 3)                                           126,217          63,099
  Printing fees                                                     5,871           4,452
  Auditing fees                                                    18,617          16,576
  Legal fees                                                        8,202           4,276
  Amortization of organization expenses (Note 7)                   14,812          14,812
  Trustee fees (Note 3)                                             5,667           2,838
  Miscellaneous                                                     7,404           2,950
------------------------------------------------------------------------------------------
       Total expenses                                             868,729         416,032
       Waiver of Sponsor fees (Note 3)                           (126,217)        (63,099)
       Reimbursement from Advisor (Note 4)                       (206,085)       (116,523)
------------------------------------------------------------------------------------------
       Net expenses                                               536,427         236,410
------------------------------------------------------------------------------------------
Net investment income                                           1,226,202       1,877,185
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                       1,809,761         417,282
  Net change in unrealized appreciation (depreciation)            244,812         116,965
------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss):                        2,054,573         534,247
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   $3,280,775      $2,411,432
------------------------------------------------------------------------------------------
(a) Net of foreign tax withholding                             $    3,679      $       --

The accompanying notes are an integral part of the financial statements.

   SELECT ADVISORS PORTFOLIOS

11
STATEMENTS OF CHANGES IN NET ASSETS

                                                   GROWTH & INCOME                    BOND
                                                    PORTFOLIO II                  PORTFOLIO II
                                             ---------------------------   ---------------------------
                                               FOR THE        FOR THE        FOR THE        FOR THE
                                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 1998           1997           1998           1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)               $ 1,226,202    $   413,468    $ 1,877,185    $ 1,179,582
  Net realized gain (loss) on investments      1,809,761      5,279,721        417,282         42,062
  Net change in unrealized appreciation
     (depreciation) on investments               244,812        455,947        116,965        256,174
------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
     resulting from operations                 3,280,775      6,149,136      2,411,432      1,477,818
------------------------------------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTEREST:
  Contributions                               31,339,058     21,726,669     17,376,055      8,615,620
  Withdrawals                                 (6,522,034)    (3,283,783)    (6,021,023)      (388,462)
------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) FROM INVESTORS'
     TRANSACTIONS                             24,817,024     18,442,886     11,355,032      8,227,158
------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets     28,097,799     24,592,022     13,766,464      9,704,976
NET ASSETS
  Beginning of period                         46,562,982     21,970,960     24,684,374     14,979,398
------------------------------------------------------------------------------------------------------
  End of period                              $74,660,781    $46,562,982    $38,450,838    $24,684,374
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   SELECT ADVISORS PORTFOLIOS

RATIOS AND SUPPLEMENTARY DATA                                                 12

                                                      GROWTH & INCOME PORTFOLIO II
                               ---------------------------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE        FOR THE          FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                   1998           1997           1996           1995            1994
Net Assets, end of period
  (000's)....................    $74,661        $46,563        $21,971        $13,894          $ 9,923
Ratios to average net assets:
  Net Expenses                      0.85%          0.85%          0.85%          0.85%            0.85%(b)
  Net investment income
     (loss)                         1.94%          1.28%          1.07%          1.27%            2.06%(b)
  Expenses, without waiver
     and reimbursement              1.37%          1.64%          1.74%          1.77%            2.94%(b)
Portfolio turnover                    55%           153%            82%            96%               0%

                                                            BOND PORTFOLIO II
                               ---------------------------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE        FOR THE          FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED(a)
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                   1998           1997           1996           1995            1994
Net Assets, end of period
  (000's)....................    $38,451        $24,684        $14,979        $12,304          $10,104
Ratios to average net assets:
  Net Expenses                      0.75%          0.75%          0.75%          0.75%            0.75%(b)
  Net investment income
     (loss)                         5.94%          6.28%          6.18%          6.91%            6.76%(b)
  Expenses, without waiver
     and reimbursement              1.32%          1.69%          1.76%          1.58%            2.67%(b)
Portfolio turnover                   194%            79%            79%            80%               0%

---------------

(a) The portfolios commenced operations on November 21, 1994.

(b) Ratios are annualized.

The accompanying notes are an integral part of the financial statements.

13
NOTES TO FINANCIAL STATEMENTS

   SELECT ADVISORS PORTFOLIOS

1.  Organization and Significant Accounting Policies

Select Advisors Portfolios (the "Portfolio Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a New York master trust fund on February 7, 1994. There are nine subtrusts of the Portfolio Trust (each a "Portfolio"), each having distinct investment objectives and policies. The Portfolios are Emerging Growth Portfolio, International Equity Portfolio, Income Opportunity Portfolio, Value Plus Portfolio, Growth & Income Portfolio, Balanced Portfolio, Bond Portfolio, Growth & Income Portfolio II and Bond Portfolio II. Only Growth & Income Portfolio II and Bond Portfolio II are included in this report. The other portfolios are included in a separate report.

As of December 31, 1998, Touchstone Advisors, Inc., a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"), and
Western-Southern owned 100% of the interest in the Growth & Income Portfolio II and Bond Portfolio II.

The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies of the
Portfolios:

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. Dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith in accordance with procedures established by the Trustees of the Portfolio Trust using prices based upon yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers and general market conditions. All debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

FOREIGN CURRENCY TRANSLATION. The accounting records of the Portfolios are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales

                                                                              14
Notes to Financial Statements                                          continued

   SELECT ADVISORS PORTFOLIOS

and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and U.S. dollar amount actually received.

The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the statements of operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Portfolio Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

FEDERAL TAXES. Each Portfolio is treated as a partnership for federal income tax purposes. As such, each investor in each Portfolio is subject to taxation on its share of that Portfolio's ordinary income and capital gains. Accordingly, no provision has been made for federal income taxes. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

FORWARD FOREIGN CURRENCY CONTRACTS. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Portfolio Trust and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward foreign currency contracts.

REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Portfolio may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Portfolio Trust Board of Trustees. The Portfolio, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default the Portfolio has the right to use the collateral to offset losses incurred.

15

   SELECT ADVISORS PORTFOLIOS

SECURITIES TRANSACTIONS. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2.  Risks Associated with Foreign Investments

Some of the Portfolios may invest in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3.  Transactions with Affiliates

SPONSOR. Touchstone Advisors, Inc. ("Sponsor" or "Advisor"), as sponsor to the Trust, pursuant to a Sponsor Agreement provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Sponsor receives a sponsor fee from each portfolio equal on an annual basis to 0.20% of average daily net assets of that Portfolio. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice.

INVESTMENT ADVISOR. The Portfolio Trust also has an investment advisory agreement with Touchstone Advisors, Inc. Under the terms of the investment advisory agreement, each Portfolio pays a fee that is computed daily and paid monthly. Investment advisory fees for Growth & Income Portfolio II and Bond Portfolio II is equal on an annual basis to .80% and .55%, respectively, of average daily net assets.

Subject to review and approval by the Board of Trustees, the Advisor may enter into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Portfolios. The Advisor pays each sub-advisor a fee for services provided using an annual rate, as specified below, that is computed daily and paid monthly based on

                                                                              16
Notes to Financial Statements                                          continued

   SELECT ADVISORS PORTFOLIOS

average daily net assets. As of December 31, 1998, the following sub-advisory agreements were in place:

GROWTH & INCOME PORTFOLIO
Scudder Kemper Investments, Inc. ......    0.50% on the first $150 million
                                           0.45% thereafter
BOND PORTFOLIO
Fort Washington Investment Advisors,       0.30%
  Inc. ................................

Fort Washington Investment Advisors, Inc., is an affiliate of the Advisor.

TRUSTEES. Each Trustee who is not an "interested person," (as defined in the Act), of the Portfolio Trust, receives an aggregate of $5,000 annually, plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio and from Select Advisors Trust A, Select Advisors Trust C and Select Advisors Variable Insurance Trust. For the year ended December 31, 1998, the Growth & Income Portfolio II incurred $5,667 in Trustee Fees and the Bond Portfolio II incurred $2,838 in Trustee Fees.

4.  Expense Reimbursement

The Sponsor has agreed to reimburse each Portfolio so that, following such reimbursement the aggregate total operating expenses (excluding interest, taxes, brokerage commission and extraordinary expenses) are not greater, on an annualized basis, than 0.85% and 0.75% of average daily net assets of Growth & Income Portfolio II and Bond Portfolio II, respectively. The sponsor has advised the Trust that it will continue to waive fees and reimburse each Portfolio as described above through December 31, 1999. For the year ended December 31, 1998, the sponsor reimbursed $206,085 and $116,523 to the Growth & Income Portfolio II and Bond Portfolio II, respectively.

5.  Purchases and Sales of Investment Securities

For the year ended December 31, 1998, the cost of investment securities purchased was $59,853,038 and $29,717,084, and the proceeds from sales of investment securities sold were $33,802,717 and $24,287,635, for Growth & Income Portfolio II and Bond Portfolio II, respectively, excluding U.S. government obligations and US government agency obligations and short-term investments. Purchases and sales of U.S. government obligations were $38,779,377 and $32,330,383, respectively, for Bond Portfolio II.

6.  Restricted Securities

Restricted securities may be difficult to dispose of and involve time consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of December 31, 1998, Bond Portfolio II held restricted securities valued at

17

   SELECT ADVISORS PORTFOLIOS

$837,573 by the Trustees, representing 2.18% of net assets. Acquisition date and cost of each are as follows:

                                                                           ACQUISITION DATE      COST
                            Mercantile Safe Deposit                            3/28/85         $ 71,379
                            Central America, Series F                           8/1/86          130,000
                            Central America, Series G                           8/1/86          130,000
                            Central America, Series H                           8/1/86          130,000
                            Republic of Honduras, Series C                      5/1/88          100,000
                            Republic of Honduras, Series D                      5/1/88          100,000

Bond Portfolio II received these securities from The Western and Southern Life Insurance Company Separate Account A on November 21, 1994, in exchange for a proportionate interest in the Portfolio.

7.  Subsequent Event

Effective immediately after the close of business on December 31, 1998, two new portfolios, namely Touchstone Growth & Income Fund and Touchstone Bond Fund were established in the Select Advisors Variable Insurance Trust. Select Advisors Variable Insurance Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Massachusetts business trust on February 7, 1994. Effective after the close of business on December 31, 1998, Select Advisors Variable Insurance Trust was renamed Touchstone Variable Series Trust ("VST"). The shares of the newly established VST: Touchstone Growth & Income Fund and VST: Touchstone Bond Fund, (collectively "VST Funds") were substituted for shares of the Select Advisors
Portfolios: Growth & Income Portfolio II and the Select Advisors Portfolios:
Bond Portfolio II respectively, (collectively "SAP Funds") held by Western-Southern Life Assurance Company Separate Account 1 and Separate Account 2 and The Western and Southern Life Insurance Company Separate Account A. This transaction was achieved through an in-kind redemption from the SAP Funds and a corresponding in-kind contribution to the VST Funds of the net assets of the SAP Funds. As a result of this transaction, the SAP Funds ceased to be available as investment options for Separate Accounts 1, 2 and A. The VST Funds have substantially identical investment objectives, policies and risks as those of the respective SAP Funds. In addition, the VST Funds will employ the same investment advisor and investment techniques as those employed by the respective SAP Funds. The SAP Funds will be dissolved and terminated as soon as practicable.

REPORT OF INDEPENDENT ACCOUNTANTS
                                                                              18

   REPORT OF INDEPENDENT ACCOUNTANTS

To Investors and Trustees of
the Select Advisors Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and ratios and supplementary data present fairly, in all material respects, the financial position of Growth and Income Portfolio II and Bond Portfolio II (the "Funds") at December 31, 1998, the results of their operations, the changes in their net assets and their ratios and supplementary data for the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and ratios and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 1999